      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 1997


                                                       1933 Act File No. 2-25384
                                                      1940 Act File No. 811-1382

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / /

    Pre-Effective Amendment No.                                           / /


    Post-Effective Amendment No. 58                                       /X/


                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



    Amendment No. 37                                                      /X/


                           (Check appropriate box or boxes)

THE ONE HUNDRED FUND, INC.
-------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado 80206
-------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   ---------------------------

Gerard M. Lavin,  210 University Boulevard, Suite 900, Denver, CO 80206
-------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)


    /X/  immediately upon filing pursuant to paragraph (b)
    / /  on (date)  pursuant to paragraph (b)
    / /  60 days after filing pursuant to paragraph (a)(1)
    / /  on (date) pursuant to paragraph (a)(1)
    / /  75 days after filing pursuant to paragraph (a)(2)
    / /  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:         Capital Stock
                                       ----------------------------------------

                              THE ONE HUNDRED FUND, INC.
                                    CAPITAL STOCK
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481

Item No. and Caption in Form N-1A                  Section
----------------------------------------------------------

A.   Prospectus
     ----------

     1.   Cover Page                           Front and back cover pages
     2.   Synopsis                             Berger Funds
     3.   Condensed Financial Information      Berger Funds
     4.   General Description of Registrant    Berger Funds; Investment
                                               Techniques, Securities and the
                                               Associated Risks; Organization
                                               of the Berger Fund Family
     5.   Management of the Fund               Berger Funds; Organization of
                                               the Berger Fund Family
     5A.  Management's Discussion of Fund      Annual Report
          Performance
     6.   Capital Stock and Other Securities   Information on Your Account;
                                               Organization of the Berger Fund
                                               Family; Back cover page
     7.   Purchase of Securities Being         Information on Your Account;
          Offered                              Organization of the Berger Fund
                                               Family
     8.   Redemption or Repurchase             Information on Your Account
     9.   Pending Legal Proceedings            Not Applicable


B.   Statement of Additional Information
     -----------------------------------

     10.  Cover Page                           Front cover page
     11.  Table of Contents                    Table of Contents
     12.  General Information and History      Section 14
     13.  Investment Objectives and Policies   Front cover page; Sections 1
                                               and 2
     14.  Management of the Fund               Section 3
     15.  Control Persons and Principal        Sections 3 and 14
          Holders of Securities
     16.  Investment Advisory and Other        Sections 3, 4, 5 and 14
          Services
     17.  Brokerage Allocation and Other       Sections 1 and 6
          Practices
     18.  Capital Stock and Other Securities   Section 14
     19.  Purchase, Redemption and Pricing     Sections 7, 8, 10, 11 and 12
          of Securities Being Offered
     20.  Tax Status                           Section 9
     21.  Underwriters                         Sections 5 and 14
     22.  Calculations of Performance Data     Section 13
     23.  Financial Statements                 Financial Statements

[FRONT COVER]
THE BERGER FUNDS PROSPECTUS



[Wooded hillside photo]



                             BERGER NEW GENERATION FUND
                             (Capital Appreciation)

                             BERGER SELECT FUND
                             (Capital Appreciation)

                             BERGER SMALL COMPANY GROWTH FUND
                             (Capital Appreciation)

                             BERGER SMALL CAP VALUE FUND -- INVESTOR SHARES (Capital Appreciation)

                             BERGER MID CAP GROWTH FUND
                             (Capital Appreciation)

                             BERGER 100 FUND
                             (Long-term Capital Appreciation)

                             BERGER/BIAM INTERNATIONAL FUND
                             (Long-term Capital Appreciation)

                             BERGER GROWTH AND INCOME FUND
                             (Capital Appreciation and Moderate Current Income)

                             BERGER BALANCED FUND
                             (Capital Appreciation and Current Income)

                             DECEMBER 31, 1997

--------------------------------------------------------------------------------
This prospectus gives you important information about these Funds. Please read it carefully before you invest in the Funds. Keep it for future reference.
--------------------------------------------------------------------------------
Please remember that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FD IC, the Federal Reserve Board or any other governmental agency. Investment in the Funds is subject to investment risk, including possible loss of principal.
--------------------------------------------------------------------------------
Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC). Also, the SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

CONTENTS

THE BERGER FUNDS OVERVIEW
The Berger Funds are a family of mutual funds. A mutual fund -- technically known as an open-end, management investment company -- pools money from shareholders and invests in a portfolio of securities. This section introduces the following Funds, their goals, strategies, risks and management. You also will find financial highlights and expense information in this section.

    Berger New Generation Fund                                       PAGE 4
    Berger Select Fund                                               PAGE 7
    Berger Small Company Growth Fund (Closed to new investors)       PAGE 9
    Berger Small Cap Value Fund - Investor Shares                    PAGE 12
    Berger Mid Cap Growth Fund                                       PAGE 15
    Berger 100 Fund                                                  PAGE 17
    Berger/BIAM International Fund                                   PAGE 20
    Berger Growth and Income Fund                                    PAGE 23
    Berger Balanced Fund                                             PAGE 26

INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS

    Risk and investment table                                        PAGE 28
    Risk and investment glossary                                     PAGE 31

INFORMATION ABOUT YOUR ACCOUNT

    Buying shares                                                    PAGE 33
    Selling (redeeming) shares                                       PAGE 34
    Exchanging shares                                                PAGE 36
    Signature Guarantees/special documentation                       PAGE 36
    Net asset value (NAV) -- your price                              PAGE 37
    Other information about your account                             PAGE 38
    Closure of Berger Small Company Growth Fund to new investors     PAGE 39
    Distributions and taxes                                          PAGE 39
    Tax-sheltered retirement plans                                   PAGE 40

ORGANIZATION OF THE BERGER FUND FAMILY

    Fund oversight                                                   PAGE 41
    Fund operations and expenses                                     PAGE 41
    Additional expense information                                   PAGE 42
    Other service providers                                          PAGE 43
    Special fund structures                                          PAGE 44

THE BERGER FUNDS OVERVIEW

The Berger Funds are "no-load" -- that is, you pay no sales load or commissions when you buy or sell fund shares. Each of the Funds has its own investment objective.

The Berger Funds ARE DESIGNED for those investors who:

- Have long-term investment goals and are willing to accept higher short-term risk for potential long-term returns
-   Want to diversify their portfolios with stock-oriented funds.

The Berger Funds ARE NOT DESIGNED for those investors who:

-   Have short-term investment goals or needs
- Are uncomfortable with investments that fluctuate in value like stock investments.

KEY TO ICONS
In this prospectus you will find concise fund-by-fund descriptions. Each description provides you with information about:

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
Describes the Fund's particular investment goals and the strategies the investment manager uses in pursuing those goals.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
Describes the types of securities in which  the Fund primarily invests.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
Describes your risks as an investor and risks associated with the Fund's primary investments.

[icon-profile of head with dotted lines emanating forward from eyes] INVESTMENT MANAGEMENT
Describes the individual or group designated to handle the Fund's day-to-day investment management.

[icon-two coins]
YOUR EXPENSES
Shows you what overall costs you will bear as an investor in the Fund.

[icon-profile of head with dollar bill in background]
FINANCIAL HIGHLIGHTS
Highlights the Fund's financial history.

BERGER NEW GENERATION FUND
SEC REGISTRANT NAME/NUMBER:                 Morningstar Category: Small Growth
Berger Investment Portfolio Trust 811-8046  Lipper Category:  Capital
                                            Appreciation

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation. In pursuit of that goal, the Fund invests primarily in equity securities of companies with potential for significant earnings growth. The Fund focuses on leading-edge companies with new ideas, technologies or methods of doing business. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs. The Fund does not invest to provide current income.

The Fund's investment manager generally looks for companies:

- In business sectors characterized by rapid change, regardless of the company's size

- With favorable long-term growth potential due to their new or innovative products or services

- With management and financial strength to fulfill their vision and grow their business.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities and preferred stocks. Due to the Fund's focus on companies with the characteristics described above, the Fund generally is weighted toward small to mid-sized market capitalization companies, although it is free to invest in companies with larger market capitalizations as well. The Fund may also invest in government securities or other short-term investments.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
The Fund may be of interest to you if you are comfortable with above-average risk and intend to make an investment commitment over the long term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

Given the Fund's weighting toward small to mid-sized companies in rapidly changing industries, its NAV may fluctuate more than that of funds invested in larger companies or more stable industries. Smaller companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In addition, products and services in rapidly changing industries may be subject to intense competition and rapid obsolescence and may require regulatory approvals prior to their use.

The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as securities of companies with limited operating histories and foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
William R. Keithler, Senior Vice President of Berger Associates, is the investment manager of the Berger New Generation Fund. Mr. Keithler joined Berger Associates as an investment manager in December 1993 and assumed management of this Fund at its inception in 1996. He has more than 15 years of experience in the investment business.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

ANNUAL FUND OPERATING EXPENSES                            %
-----------------------------------------------------------

Investment advisory fee                                 .90
12b-1 fee1                                              .25
Other expenses2                                         .74
Total                                                  1.89

1 As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers (NASD).
2 "Other expenses" include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

YEARS                                 $
---------------------------------------
One                                  19
Three                                59
Five                                102
Ten                                 221

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

[icon-profile of head with dollar bill in background]
 BERGER NEW GENERATION FUND
 FINANCIAL HIGHLIGHTS

Price Waterhouse LLP, independent accountants, audited this information. Their report is in the Fund's Annual Report, available to you upon request.


                                                                                     For a Share Outstanding
                                                                                       Throughout the Year
                                                                                       Ended September 30,
                                                                                     -----------------------
                                                                                     1997                1996*
                                                                                     ----                -----
Net asset value, beginning of period. . . . . . . . . . . . . . . . . . . . . .  $  11.82              $10.00
                                                                                 --------          ----------
Income (loss) from investment operations:

    Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . .      (.13)                .56

    Net realized and unrealized gains (losses) on securities. . . . . . . . . .      3.64                1.26
                                                                                 --------          ----------

Total from investment operations. . . . . . . . . . . . . . . . . . . . . . . .      3.51                1.82
                                                                                 --------          ----------
Less distributions:

    Dividends (from net investment income). . . . . . . . . . . . . . . . . . .      (.61)                .00

    Distributions (from capital gains). . . . . . . . . . . . . . . . . . . . .       .00                 .00
                                                                                 --------          ----------

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (.61)                .00
                                                                                 --------          ----------

Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . . . . .    $14.72              $11.82
                                                                                 --------          ----------
                                                                                 --------          ----------

Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     31.53%              18.20%(4)
                                                                                 --------          ----------
                                                                                 --------          ----------

Ratios/Supplemental Data:

Net assets, end of period (in thousands). . . . . . . . . . . . . . . . . . . .  $190,164          $  116,912

Net expense ratio to average net assets . . . . . . . . . . . . . . . . . . . .      1.87%               1.88%(1)

Ratio of net income (loss) to average net assets. . . . . . . . . . . . . . . .    (1.51)%              12.35%(1)

Gross expenses to average net assets3 . . . . . . . . . . . . . . . . . . . . .      1.89%               2.09%(1)

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . .       184%                474%(2),(4)

Average commission rate . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  .0693          $    .0291

* For the period March 29, 1996 (commencement of operations) to September 30, 1996.
1.  Annualized.
2. The Fund experienced higher than anticipated turnover during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.
3. During the period, certain fees were reduced as a result of fee waivers and/or earnings credits. If such reductions had not occurred, the ratios would have been as indicated.
4. Based on operations for the period shown and accordingly, is not representative of a full year.

BERGER SELECT FUND
SEC REGISTRANT NAME/NUMBER:                 Morningstar Category: Growth
Berger Investment Portfolio Trust 811-8046  Lipper Category: Capital
                                            Appreciation

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation. In pursuit of that goal, this nondiversified Fund normally invests in a core portfolio of 20-30 common stocks. Stock selection focuses on companies with a proven track record and superior potential for earnings growth which is not yet fully reflected in the company's stock price. The Fund does not invest to provide current income.

The Fund's investment manager generally looks for companies with:

- Reasonably priced securities and which occupy a dominant position in a market due to size, products or services

-   Strong, capable management teams with clearly defined strategies for growth

- Conservatively financed balance sheets and a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks. The Fund may sometimes take substantial positions in convertible securities, preferred stocks, government securities or other short-term investments. The Fund may also invest in foreign securities.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
The Fund may be of interest to you if you are comfortable with above-average risk, and intend to make an investment commitment over the long term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

The Fund's NAV may be more volatile than the market in general and most equity funds due to its ability as a nondiversified fund to take larger positions in a smaller number of companies. As a result, the gains or losses on a single stock will have a greater impact on the Fund's NAV. The Fund's investment manager also expects to actively trade the portfolio in pursuit of the Fund's goal. Due to this and the Fund's relatively small number of holdings, the annual portfolio turnover rate will be higher than the other Berger Funds. This will result in higher brokerage costs to the Fund and may result in the acceleration of net taxable gains to shareholders.

The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as special situations, small companies and foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
Patrick S. Adams, Senior Vice President of Berger Associates, is the investment manager of the Berger Select Fund. Mr. Adams joined Berger Associates in February 1997. He has managed equity funds since 1985.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses                       %
------------------------------------------------------

Investment advisory fee                            .75
12b-1 fee1                                         .25
Other expenses2                                    .75
Total                                             1.75

1 As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
2 "Other expenses" are based on estimated expenses for the Fund's first full year of operations and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                              $
------------------------------------
One                               18
Three                             56

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

The Fund commenced operations on December 31, 1997. Accordingly, a September 30 Financial Highlights table is not provided.

BERGER SMALL COMPANY GROWTH FUND       CLOSED TO NEW INVESTORS-SEE PAGE 39.
SEC REGISTRANT NAME/NUMBER:            Morningstar Category: Small Growth
Berger Investment Portfolio            Lipper Category:  Small-Cap
Trust  811-8046

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation. In pursuit of that goal, the Fund invests primarily in small companies with the potential for rapid earnings growth that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. The Fund does not invest to provide current income.

The Fund's investment manager generally looks for companies with:

-   Strong entrepreneurial managements with proven track records

- A catalyst for rapid earnings growth, such as new products, ideas or entering new markets

-   Relatively strong balance sheets.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks of small companies and other securities with equity features, such as convertible securities, preferred stocks, warrants and rights. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies with market capitalizations of less than $1 billion at the time of initial purchase. The balance of the Fund may be invested in larger companies, government securities or other short-term investments.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
The Fund may be of interest to you if you are comfortable with above-average risk and intend to make an investment commitment over the long term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

The Fund's NAV may be more volatile than that of funds primarily invested in stocks of larger companies. Smaller companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as securities of companies with limited operating histories and foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
William R. Keithler, Senior Vice President of Berger Associates, is the investment manager of the Berger Small Company Growth Fund. Mr. Keithler joined Berger Associates in December 1993 and assumed management of the Fund at its inception. He has more than 15 years of experience in the investment business.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses                            %
-----------------------------------------------------------

Investment advisory fee                                 .90
12b-1 fee (after waiver)1                               .05
Other expenses2                                         .52
Total (after waiver)1                                  1.47

1 Restated as if current voluntary fee waiver were in effect during prior fiscal year. Effective November 17, 1997, and for as long as the Fund remains closed to new investors, the Fund's advisor has voluntarily agreed to waive its 12b-1 fee to the extent the fee is not utilized by the advisor to provide, or to compensate other companies for providing, shareholder services to Fund shareholders. Without that waiver, the Fund's 12b-1 fee would be 0.25% and total Fund operating expenses would be 1.67%. As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
2 "Other expenses" include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                 $
---------------------------------------
One                                  15
Three                                46
Five                                 80
Ten                                 176

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

[icon-profile of head with dollar bill in background]
BERGER SMALL COMPANY GROWTH FUND
FINANCIAL HIGHLIGHTS

Price Waterhouse LLP, independent accountants, audited this information for the years ended September 30, 1995, 1996 and 1997. Their report is in the Fund's Annual Report, available to you upon request. Other independent accountants audited the information for the fiscal year ended prior to 1995.

                                                                     For a Share Outstanding Throughout the
                                                                             Year Ended September 30,
                                                                             ------------------------
                                                                1997           1996           1995          1994*
                                                                ----           ----           ----          -----
Net asset value, beginning of period. . . . . . . . . . . .    $ 4.74         $ 3.61         $ 2.74         $ 2.50
                                                               ------         ------         ------         ------
Income (loss) from investment operations:

    Net investment income (loss). . . . . . . . . . . . . .      (.05)          (.03)          (.02)           .00

    Net realized and unrealized gains (losses) on securities      .84           1.16            .89            .24
                                                               ------         ------         ------         ------
Total from investment operations. . . . . . . . . . . . . .       .79           1.13            .87            .24
                                                               ------         ------         ------         ------


Less distributions:

    Dividends (from net investment income). . . . . . . . .      . 00            .00           .001            .00

    Distributions (from capital gains). . . . . . . . . . .      (.20)           .00            .00            .00
                                                               ------         ------         ------         ------

Total distributions. . . . . . . . . . . . . . . . . . . .       (.20)           .00            .00            .00
                                                               ------         ------         ------         ------

Net asset value, end of period. . . . . . . . . . . . . . .    $ 5.33         $ 4.74         $ 3.61         $ 2.74
                                                               ------         ------         ------         ------
                                                               ------         ------         ------         ------

Total Return        . . . . . . . . . . . . . . . . . . . .     17.68%         31.30%         31.90%          9.60%(4)
                                                               ------         ------         ------         ------
                                                               ------         ------         ------         ------

Ratios/Supplemental Data:

Net assets, end of period (in thousands). . . . . . . . . .  $902,685       $871,467       $522,667       $211,852

Net expense ratio to average net assets . . . . . . . . . .      1.66%          1.67%          1.87%          2.05%(2)

Ratio of net income (loss) to average net assets. . . . . .     (1.09)%         (.97)%         (.74)%          .32%(2)

Gross expenses to average net assets3 . . . . . . . . . . .      1.67%          1.68%          1.89%          2.10%(2)

Portfolio turnover rate . . . . . . . . . . . . . . . . . .       111%            91%           109%           108%(4)

Average commission rate . . . . . . . . . . . . . . . . . .  $  .0580         $.0584              -              -


* For the period December 30, 1993 (commencement of operations) to September 30, 1994.
1.  Dividend from net investment income less than $.01 per share.
2.  Annualized.
3.  During the period, certain fees were reduced as a result of earnings
    credits and/or fees paid indirectly with brokerage commissions.   If such
    reductions had not occurred, the ratios would have been as indicated.
4. Based on operations for the period shown and accordingly, is not representative of a full year.

BERGER SMALL CAP VALUE FUND - INVESTOR SHARES
SEC REGISTRANT NAME/NUMBER:            Morningstar Category: Small Value
Berger Omni Investment Trust 811-4273            Lipper Category: Small-Cap

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation. In pursuit of that goal, the Fund primarily invests in small companies that are out of favor with markets or that have not yet been discovered by the broader investment community and are therefore believed to be undervalued. The Fund does not invest to provide current income, although some income may be produced while managing the Fund's portfolio.

The Fund's investment manager generally looks for companies with:

- A low price relative to their assets, earnings, cash flow or business franchise

-   Products and services that give them a competitive advantage

-   Quality balance sheets and strong management.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks of small companies, both domestic and foreign, and other securities with equity features, such as convertible securities, preferred stocks, warrants and rights. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies with market capitalizations of less than $1 billion at the time of initial purchase. The balance of the Fund may be invested in larger companies, government securities or other short-term investments.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
The Fund may be of interest to you if you are comfortable with above-average risk, and intend to make an investment commitment over the long term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

The Fund's NAV may be more volatile than that of funds primarily invested in stocks of larger companies. Smaller companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. However, the investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as special situations and foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
 INVESTMENT MANAGEMENT
Robert H. Perkins has been the investment manager for the Berger Small Cap Value Fund since the Fund's inception. Mr. Perkins has been an investment manager since 1970 and serves as President and a director of Perkins, Wolf, McDonnell & Company, the Fund's sub-advisor.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses1                                %
----------------------------------------------------------------

Investment advisory fee                                      .90
12b-1 fee2                                                   .25
Other expenses3                                              .51
Total                                                       1.66

1 Based on annualized expenses for the Investor Shares class for the period February 14, 1997 (inception of the class) through September 30, 1997.
2 As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
3 "Other expenses" include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                 $
---------------------------------------
One                                  17
Three                                52
Five                                 90
Ten                                 197

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

[icon-profile of head with dollar bill in background]
BERGER SMALL CAP VALUE FUND - INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Price Waterhouse LLP, independent accountants, audited this information. Their report is in the Fund's Annual Report available to you upon request.

                                                     For a Share Outstanding
                                                     Throughout the Period from
                                                     February 14, 1997* to
                                                     September 30, 1997
                                                     ---------------------------

Net asset value, beginning of period. . . . . . . . . . . .   $ 17.24
                                                              -------

Income (loss) from investment operations:

    Net investment income (loss). . . . . . . . . . . . . .       .03
                                                              -------

    Net realized and unrealized gains
   (losses) on securities . . . . . . . . . . . . . . . . .      5.01
                                                              -------

Total from investment operations. . . . . . . . . . . . . .      5.04
                                                              -------

Less distributions:

    Dividends (from net investment income). . . . . . . . .       .00

    Distributions (from capital gains). . . . . . . . . . .       .00
                                                              -------

Total distributions . . . . . . . . . . . . . . . . . . . .       .00
                                                              -------

Net asset value, end of period. . . . . . . . . . . . . . .   $ 22.28
                                                              -------
                                                              -------

Total Return. . . . . . . . . . . . . . . . . . . . . . . .     29.23%(3)
                                                              -------
                                                              -------


Ratios/Supplemental Data:

Net assets, end of period (in thousands). . . . . . . . . .   $55,211

Net expense ratio to average net assets . . . . . . . . . .      1.65%(1)

Ratio of net income (loss) to average net assets. . . . . .       .60%(1)

Gross expenses to average net assets2 . . . . . . . . . . .      1.66%(1)

Portfolio turnover rate . . . . . . . . . . . . . . . . . .        81%(3)

Average commission rate . . . . . . . . . . . . . . . . . .   $0.0726

*   Commencement of Investor Shares class.
1.  Annualized.
2. During the period, certain fees were reduced as a result of earnings credits. If such reductions had not occurred, the ratios would have been as indicated.
3. Based on operations for the period shown and accordingly, is not representative of a full year.

BERGER MID CAP GROWTH FUND
SEC REGISTRANT NAME/NUMBER:            Morningstar Category: Mid-Cap Growth
Berger Investment Portfolio            Lipper Category: Mid-Cap
Trust  811-8046

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation. In pursuit of that goal, the Fund invests primarily in mid-sized companies with the potential for strong earnings growth. The investment manager seeks companies that focus their resources on innovative products or services for unique, changing or rapidly growing markets. The Fund does not invest to provide current income.

The Fund's investment manager generally looks for companies with:

- Strong market positions in industries or business sectors that have a good economic outlook

- Established organizational structures and strong management teams, and which have the ability to increase their market share in growing industries

- Strong balance sheets and sufficient resources and access to capital to efficiently finance their growth.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks of mid-sized companies and other securities with equity features, such as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies with market capitalizations of $1 billion to $5 billion at the time of initial purchase. The balance of the Fund may be invested in small or large companies, government securities or other short-term investments. The Fund may also invest in foreign securities.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
The Fund may be of interest to you if you are comfortable with above-average risk, and intend to make an investment commitment over the long term. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

The Fund's NAV may be more volatile than that of funds primarily invested in stocks of larger companies. Smaller companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as convertible securities and foreign securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
Amy K. Selner, Vice President of Berger Associates, is the investment manager of the Berger Mid Cap Growth Fund. Ms. Selner joined Berger Associates as a senior technology analyst in April 1996 and assumed management of the Fund at its inception in December 1997. Ms. Selner has more than seven years of experience in the investment industry.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses                            %
-----------------------------------------------------------

Investment advisory fee                                 .75
12b-1 fee1                                              .25
Other expenses2                                         .79
Total                                                  1.79

1. As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
2. "Other expenses" are based on estimated expenses for the Fund's first full year of operations and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                      $
--------------------------------------------
One                                       18
Three                                     56

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

The Fund commenced operations on December 31, 1997. Accordingly, a September 30 Financial Highlights table is not provided.

BERGER 100 FUND
SEC REGISTRANT NAME/NUMBER:            Morningstar Category: Medium Growth
The One Hundred Fund, Inc. 811-1382    Lipper Category: Growth

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for long-term capital appreciation. In pursuit of that goal, the Fund primarily invests in common stocks of established companies regardless of the company's size. The Fund's investment manager seeks companies it believes have good earnings growth potential. The Fund does not invest to provide current income.

The Fund's investment manager generally looks for companies with:

- Potential to increase earnings consistently and which reinvest their profits rather than pay dividends

- Reasonably priced securities and which are well-positioned in growing, under-penetrated or fragmented industries or sectors

- Strong, capable management teams and conservatively financed balance sheets.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks. The Fund may sometimes take substantial positions in convertible securities, preferred stocks, corporate bonds, government securities or other short-term investments. The Fund may also invest in foreign securities.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
Because the Fund primarily invests in common stocks, its NAV will fluctuate in response to stock market movements.

In addition, the Fund may invest in certain securities with unique risks, such as small company and foreign securities. Also, the Fund's investments may become focused in a small number of business sectors.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes] INVESTMENT MANAGEMENT
Patrick S. Adams, Senior Vice President of Berger Associates, has been the investment manager of the Berger 100 Fund since joining Berger Associates in February 1997. He has managed equity funds since 1985.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses                            %
-----------------------------------------------------------

Investment advisory fee                                 .75
12b-1 fee1                                              .25
Other expenses2                                         .41
Total                                                  1.41

1. As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
2. "Other expenses" include primarily transfer agency fees, shareholder report expenses, registration fees and custodian fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                 $
---------------------------------------
One                                  14
Three                                45
Five                                 77
Ten                                 169

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

[icon-profile of head with dollar bill in background]
BERGER 100 FUND
FINANCIAL HIGHLIGHTS

Price Waterhouse LLP, independent accountants, audited the information for the years ended September 30, 1995, 1996 and 1997. Their report is in the Fund's Annual Report available to you upon request. Other independent accountants audited the information for the fiscal years ended prior to 1995.

                                               For a Share Outstanding Throughout the Year Ended September 30,
                                 -------------------------------------------------------------------------------------------------
                                  1997**     1996**     1995**     1994**   1993**      1992**   1991**    1990      1989     1988
                                  ------     ------     ------     ------   ------      ------   ------    ----      ----     ----
Net asset value, beginning of
period* . . . . . . . . . . . .  $19.64     $18.89     $15.96     $16.54    $11.73     $11.13     $6.67    $8.93    $6.14    $8.21
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----
Income (loss) from investment
operations:

   Net investment income
    (loss)*. . . . . . . . . .     (.09)      (.08)      (.04)      (.12)     (.14)      (.09)     (.10)    (.02)    (.05)    (.01)

   Net realized and unrealized
    gains (losses) on
    securities*. . . . . . . .     4.73       1.76       2.97       (.46)     4.95        .86      5.15    (1.34)    2.92     (.48)
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----
Total from investment
  operations*. . . . . . . . .     4.64       1.68       2.93       (.58)     4.81        .77      5.05    (1.36)    2.87     (.49)
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----
Less distributions:

   Dividends (from net
    investment income)*. . . .      .00        .00        .00        .00       .00        .00       .00      .00      .00      .00

   Distributions (from
    capital gains)*. . . . . .    (2.77)      (.93)       .00        .00       .00       (.17)     (.59)    (.90)    (.08)   (1.58)
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----

Total distributions* . . . . .    (2.77)      (.93)       .00        .00       .00       (.17)     (.59)    (.90)    (.08)   (1.58)
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----

Net asset value, end of
period*. . . . . . . . . . . .   $21.51     $19.64     $18.89     $15.96    $16.54     $11.73    $11.13    $6.67    $8.93    $6.14
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----

Total Return . . . . . . . . .    26.50%      9.36%     18.36%     (3.51)%   41.01%      6.97%    83.02%  (16.84)%  47.31%   (4.78)%
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----
                                 ------     ------     ------     ------    ------     ------     -----    -----    -----    -----

Ratios/Supplemental Data:

Net assets, end of
  period (in thousands). . . .  1,899,048 $2,012,706  $2,205,678 $2,228,743 $1,407,849 $384,089   $76,847 $12,941  $14,008 $10,601

Net expense ratio to
  average net assets . . . . .     1.38%      1.40%      1.48%      1.70%     1.69%      1.89%     2.24%    2.13%    1.62%    1.72%

Ratio of net income (loss)
  to average net assets. . . .     (.40)%     (.43)%     (.28)%     (.74)%   (1.00)%     (.75)%   (1.06)%   (.71)%   (.54)%   (.57)%

Gross expenses to
  average net assets1 . . . .      1.41%      1.42%      1.49%      1.95%     1.88%        -         -        -        -        -

Portfolio turnover rate . . .       200%       122%      114%         64%       74%        51%       78%     145%      83%     166%


Average commission rate . . .    $.0608     $.0624        --          --        --         --        --       --       --      --



* Per share amounts for periods 1988 through 1989 have been adjusted to reflect the 3 for 1 split which was effective December 15, 1989.
** Per share calculations for the period were based on average shares outstanding.
1 During the period, certain fees were reduced as a result of fee waivers, earnings credits and/or fees paid indirectly with brokerage commissions. If such reductions had not occurred, the ratios would have been as indicated.

BERGER/BIAM INTERNATIONAL FUND
SEC REGISTRANT NAME/NUMBER:            Morningstar Category: Foreign Stock
Berger/BIAM Worldwide Funds            Lipper Category:  International
Trust  811-07669

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.

The portfolio's investment manager generally looks for companies with:
- Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors
- Business operations predominantly in well-regulated and more stable foreign markets
- Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund invests all of its assets in the Berger/BIAM International Portfolio (Portfolio), which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities.

See "Organization of the Berger Fund family -- Special fund structures -- Master/feeder" later in this prospectus for more information on the Fund's investment in the Portfolio.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in your portfolio.

The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
Bank of Ireland Asset Management (U.S.) Limited (BIAM), using a team approach, has been the investment manager for the Portfolio since its inception in 1996. BIAM is the sub-advisor to the Portfolio and is part of Bank of Ireland's asset management group, established in 1966. Most of the team of investment professionals have been with the group for at least ten years.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses1                           %
-----------------------------------------------------------

Investment advisory fee (after waiver)2                 .81
12b-1 fee3                                              .25
Other expenses4                                         .84
Total (after waiver)2                                  1.90

1 Annual fund operating expenses consist of the Fund's expenses plus the Fund's share of the expenses of the Portfolio. The trustees believe the Fund's expenses will be less than or approximately equal to the expenses it would incur if it hired its own advisor and invested directly.
2 Although the Fund does not pay its own investment advisor, it bears indirectly its share of the advisory fee paid to the Portfolio's advisor. Until at least April 30, 1998, the advisor will waive its fee to the extent that the Portfolio's annual operating expenses exceed 1.00%. Annual operating expenses include the investment advisory fee and custodian fees, but exclude brokerage commissions, interest, taxes and extraordinary expenses. Without that waiver, the investment advisory fee would be 0.90% and total Fund operating expenses would be 1.99%.
3 As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
4 "Other expenses" primarily include administrative services fees and registration fees paid by the Fund and custodian fees paid by the Portfolio.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                 $
---------------------------------------
One                                  19
Three                                60
Five                                103
Ten                                 222

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

[icon-profile of head with dollar bill in background]
BERGER/BIAM INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

Price Waterhouse LLP, independent accountants, audited this information. Their report is in the Fund's Annual Report available to you upon request.

       For a Share Outstanding Throughout the Period from November 7, 1996* to
                                  September 30, 1997
       -----------------------------------------------------------------------

Net asset value, beginning of period . . . . . . . . . . . . . .  $  10.00
                                                                  --------

Income (loss) from investment operations:

    Net investment income (loss) . . . . . . . . . . . . . . . .       .05

    Net realized and unrealized gains
   (losses) on securities. . . . . . . . . . . . . . . . . . . .      1.41
                                                                  --------

Total from investment operations . . . . . . . . . . . . . . . .      1.46
                                                                  --------

Less distributions:

    Dividends (from net investment income) . . . . . . . . . . .       .00

    Distributions (from capital gains) . . . . . . . . . . . . .       .00
                                                                  --------

Total distributions. . . . . . . . . . . . . . . . . . . . . . .       .00
                                                                  --------

Net asset value, end of period . . . . . . . . . . . . . . . . .  $  11.46
                                                                  --------
                                                                  --------

Total Return 3 . . . . . . . . . . . . . . . . . . . . . . . . .     14.60%
                                                                  --------
                                                                  --------

Ratios/Supplemental Data:

Net assets, end of period (in thousands) . . . . . . . . . . . .  $ 18,673

Net expense ratio to average net assets  1 . . . . . . . . . . .      1.80% 2

Ratio of net income (loss) to average net assets . . . . . . . .      0.61% 2

Gross expenses to average net assets  1  . . . . . . . . . . . .      1.99% 2

Portfolio turnover rate  3,4 . . . . . . . . . . . . . . . . . .        17%

Average commission rate  4 . . . . . . . . . . . . . . . . . . .  $  .0248

* Commencement of operations.
1. Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's gross (total) and net expenses. The Portfolio's net expenses reflect its gross expenses, reduced by fees offset by earnings credits and fee waivers.
2.  Annualized.
3. Based on operations for the period shown and accordingly, is not representative of a full year.
4. Represent the portfolio turnover rate and average commission rate, as applicable, of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.


BERGER GROWTH AND INCOME FUND
SEC REGISTRANT NAME/NUMBER:                           Morningstar Category: Large Blend
Berger One Hundred and One Fund, Inc. 811-1383        Lipper Category:  Growth and Income


[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund primarily aims for capital appreciation. A secondary goal of the Fund is to provide a moderate level of current income. To pursue these goals, the Fund invests primarily in securities of well-established, growing companies that have demonstrated a pattern of earnings growth and stability and are also expected to provide current income.

The Fund's investment manager generally looks for companies with:

- Competitive products and services and a successful orientation to global markets

- Higher than average rate of earnings growth with somewhat lower dividend yields

- Strong, capable management teams and conservatively financed balance sheets.

[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund primarily invests in common stocks and other securities with equity features, such as convertible securities and preferred stocks. Common stocks of companies with mid-sized to large market capitalizations usually constitute a majority of the Fund's investments, although it may also invest in smaller companies when valuations are attractive. The Fund may also buy foreign securities, corporate bonds, government securities or other short-term investments.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
Because the Fund invests for growth and current income, its NAV will fluctuate in response to stock market and interest rate movements. When interest rates are low, income distributions to Fund shareholders may be reduced or eliminated. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by S&P, Ba or lower by Moody's). In addition, the Fund may invest in certain securities with unique risks, such as foreign and small company securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
Patrick S. Adams, Senior Vice President of Berger Associates, and Sheila J. Ohlsson, Vice President of Berger Associates, are co-investment managers of the Berger Growth and Income Fund. Mr. Adams joined Berger Associates and assumed co-management of the Fund in February 1997. He has managed equity funds since 1985. Ms. Ohlsson joined Berger Associates in 1991 and joined Mr. Adams as co-manager of the Fund in October 1997.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.


Annual Fund Operating Expenses                      %
-----------------------------------------------------

Investment advisory fee                           .75
12b-1 fee1                                        .25
Other expenses2                                   .51
Total                                            1.51


1 As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
2 "Other expenses" include transfer agency fees, shareholder report expenses, registration fees and custodian fees.


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                               $
-----------------------------------------------------

One                                                15
Three                                              48
Five                                               82
Ten                                               180

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

[icon-profile of head with dollar bill in background]
BERGER GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

Price Waterhouse LLP, independent accountants, audited the information for the years ended September 30, 1995, 1996 and 1997. Their report is in the Fund's Annual Report available to you upon request. Other independent accountants audited the information for the fiscal years ended prior to 1995.


                                                  For a Share Outstanding Throughout the Year Ended September 30,
                                     -----------------------------------------------------------------------------------------

                                       1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

Net asset value, beginning of
period*. . . . . . . . . . . . . . . $  14.06 $  12.89 $  11.48 $  11.27 $  8.96  $   9.20 $   5.88 $   7.08 $   6.46 $   8.61
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Income (loss) from investment
operations:
   Net investment income (loss)* . .      .14      .20      .16      .12     .08       .13      .18      .17      .32      .23
   Net realized and unrealized gains
   (losses) on securities* . . . . .     4.28     1.17     1.43      .21    2.29       .54     3.25    (1.23)     .74    (1.40)
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Total from investment operations*. .     4.42     1.37     1.59      .33    2.37       .67     3.43    (1.06)    1.06    (1.17)
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Less distributions:
   Dividends (from net investment
    income)* . . . . . . . . . . . .     (.13)    (.20)    (.18)    (.12)   (.06)     (.17)    (.11)    (.14)    (.44)    (.30)
   Distributions (from capital
    gains)*. . . . . . . . . . . . .    (1.63)     .00      .00      .00     .00      (.74)     .00      .00      .00     (.68)
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Total distributions* . . . . . . . .    (1.76)    (.20)    (.18)    (.12)   (.06)     (.91)    (.11)    (.14)    (.44)    (.98)
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value, end of period*. . . $  16.72 $  14.06 $  12.89 $  11.48 $ 11.27  $   8.96 $   9.20 $   5.88 $   7.08 $   6.46
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Total Return . . . . . . . . . . . .    34.56%   10.66%   14.05%    2.91   26.48%     7.96%   58.76%   (15.18)% 17.33%  (12.72)%
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
                                     -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Ratios/Supplemental Data:
Net assets, end of period
(in thousands) . . . . . . . . . . . $357,023 $351,538 $354,396 $391,570 $112,932 $ 32,942 $  4,081 $  4,166 $  1,845 $  2,161
Net expense ratio to average net
assets . . . . . . . . . . . . . . .     1.50%    1.54%    1.63%    1.81%    2.10%    2.56%    2.66%    2.48%    2.00%    2.00%
Ratio of net income (loss) to
average net assets . . . . . . . . .      .87%    1.39%    1.33%    1.19%    1.05%    1.05%    1.99%    1.74%    5.09%    3.48%
Gross expenses to average net
assets1. . . . . . . . . . . . . . .     1.51%    1.56%    1.64%    2.06%    2.29%      --       --       --       --       --
Portfolio turnover rate. . . . . . .      173%     112%      85%      23%      62%      42%     143%     139%     132%     159%
Average commission rate. . . . . . . $  .0612 $  .0613       --       --       --       --       --       --       --       --

* Per share amounts for periods 1988 through 1989 have been adjusted to reflect the 2 for 1 split which was effective December 15, 1989.
1 During the period, certain fees were reduced as a result of fee waivers, earnings credits and/or fees paid indirectly with brokerage commissions. If such reductions had not occurred, the ratios would have been as indicated.

BERGER BALANCED FUND
SEC REGISTRANT NAME/NUMBER:                            Morningstar Category: Domestic Hybrid
Berger Investment Portfolio Trust 811-8046             Lipper Category: Balanced

[icon-profile of head with mountain peak in background]
THE FUND'S GOAL
The Fund aims for capital appreciation and current income. To pursue these goals, the Fund invests primarily in a diversified group of domestic equity and fixed-income securities. The allocation between equity and fixed-income securities is based upon the investment manager's assessment of available investment opportunities and relevant market, economic and financial factors.

The Fund's investment manager generally looks for companies with:

- Reasonably priced equity securities with strong, consistent and predictable earnings growth rates

-    Strong, capable management teams and competitive products or services

-    Conservatively financed balance sheets.


[icon-profile of head with stock ticker tape in background]
WHAT THE FUND INVESTS IN
The Fund's equity investments consist primarily of common stocks of companies with mid-sized to large market capitalizations. The Fund's fixed-income investments are a variety of income-producing securities, such as short- to long-term corporate and government debt securities, convertible securities and preferred stocks. Normally, equity securities are expected to range from 50% to 75% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its total assets in fixed-income senior securities and at least 25% in equity securities. The Fund will not purchase any nonconvertible securities rated below investment grade (BB or lower by S&P, Ba or lower by Moody's).


[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
RISKS AND INVESTMENT CONSIDERATIONS
Because the Fund invests for growth and current income, its NAV will fluctuate in response to stock market and interest rate movements. The investment manager believes its investment style emphasizing equity securities offers shareholders the opportunity for capital appreciation along with a reasonable level of capital preservation. However, the Fund may be more volatile than other balanced funds that invest more heavily in fixed-income securities.

The Fund may invest up to 20% of its assets in convertible securities rated below investment grade. In addition, the Fund may invest in certain securities with unique risks, such as foreign securities and when-issued or delayed delivery securities.

See "Investment techniques, securities and the associated risks" later in this prospectus for more information on risks.

[icon-profile of head with dotted lines emanating forward from eyes]
INVESTMENT MANAGEMENT
Patrick S. Adams, Senior Vice President of Berger Associates, and John B. Jares, Vice President of Berger Associates, are co-investment managers of the Berger Balanced Fund. Mr. Adams joined Berger Associates in February 1997. Mr. Jares joined Berger Associates in May 1997. They assumed management of the Fund at its inception later that year. Mr. Adams has managed equity funds since 1985. Mr. Jares has five years of experience in the investment management industry.

[icon-two coins]
YOUR EXPENSES
As a shareholder in the Fund, you will not pay any front-end, back-end or deferred sales load, or any redemption or exchange fees. However, you will bear various expenses indirectly. The following figures show historical expenses, adjusted for any changes in fees, and are calculated as a percentage of average net assets.

Annual Fund Operating Expenses                      %
-----------------------------------------------------

Investment advisory fee (after waiver)1           .56
12b-1 fee2                                        .25
Other expenses3                                   .69
Total (after waiver)1                            1.50

1 The Fund's advisor voluntarily waives its fee to the extent that the Fund's annual operating expenses exceed 1.50%. Annual operating expenses include the investment advisory fee and the 12b-1 fee, but exclude brokerage commissions, interest, taxes and extraordinary expenses. Absent the waiver, the Fund's investment advisory fee would be 0.70% and total Fund operating expenses would be estimated to be 1.64%.
2 As a result of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the NASD.
3 "Other expenses" are based on estimated expenses for the Fund's first full year of operations and include primarily transfer agency fees, shareholder report expenses, registration fees and custodian fees.


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It assumes that you invest $1,000 in the Fund for the time periods indicated, a 5% return on your investment each year and that the Fund's operating expenses remain the same. Based on these assumptions your costs would be:

Years                                               $
-----------------------------------------------------
One                                                15
Three                                              47

THIS EXAMPLE DOES NOT REPRESENT THE FUND'S PAST OR FUTURE EXPENSES OR RETURNS, WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

The Fund commenced operations on September 30, 1997. Accordingly, a September 30 Financial Highlights table is not provided.


------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES, SECURITIES AND THE ASSOCIATED RISKS
------------------------------------------------------------------------------------------------------------------------------
RISK AND INVESTMENT TABLE
------------------------------------------------------------------------------------------------------------------------------

                                               BERGER    BERGER   BERGER   BERGER   BERGER   BERGER  BERGER   BERGER   BERGER
                                                 NEW     SELECT   SMALL    SMALL     MID      100    /BIAM    GROWTH  BALANCED
                                             GENERATION   FUND    COMPANY   CAP      CAP      FUND    INTER-    AND     FUND
                                                FUND              GROWTH   VALUE    GROWTH           NATIONAL  INCOME
                                                                   FUND     FUND     FUND              FUND    FUND
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION                                    -       N-       -        -        -        -        -        -       -
------------------------------------------------------------------------------------------------------------------------------
SMALLER COMPANY SECURITIES
 MARKET, LIQUIDITY AND INFORMATION RISK           [Y]      Y       [Y]      [Y]      [Y]       Y        Y        Y       Y
------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES
 MARKET, CURRENCY, TRANSACTION, LIQUIDITY,
 INFORMATION AND POLITICAL RISK                   Y        Y        Y        Y        Y        Y       [Y]       Y       Y
------------------------------------------------------------------------------------------------------------------------------
SECTOR FOCUS
 MARKET AND LIQUIDITY RISK                       [Y]      [Y]      [Y]      [Y]      [Y]       Y       [Y]       Y       Y
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES (1)
 MARKET, INTEREST RATE AND CREDIT RISK            Y        Y        Y        Y        Y        Y        Y       [Y]     [Y]
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)
 INTEREST RATE, MARKET AND CREDIT RISK            Y        Y        Y        Y        Y        Y        Y        Y      [Y]
------------------------------------------------------------------------------------------------------------------------------
BELOW INVESTMENT GRADE BONDS (NONCONVERTIBLE)
 CREDIT, INTEREST RATE AND MARKET RISK            N        N        N        N        N        N        N        N       N
------------------------------------------------------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES
 MARKET, LIQUIDITY AND INFORMATION RISK           Y        Y        Y       5A-       Y       5A-       Y       5A-      Y
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES (2)
 MARKET, LIQUIDITY AND TRANSACTION RISK           15       15       15      10-       15       15       15       15      15
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 CREDIT RISK                                      Y        Y        Y        Y        Y        Y        Y        Y       Y
------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS
 MARKET AND INFORMATION RISK                      Y        Y        Y       [Y]       Y        Y        Y        Y       Y
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
ZERO/STRIPS
 INTEREST RATE, MARKET AND CREDIT RISK            N        Y        N        N        Y        Y        N        Y       Y
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
 CREDIT AND OPPORTUNITY RISK                      5A       5A       5A       5A       5A       5A       5A       5A      5A
------------------------------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES
 OPPORTUNITY RISK                                 Y        Y        Y        Y        Y        Y        N        Y       Y
------------------------------------------------------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES
 CREDIT RISK                                   33 1/3A  33 1/3A  33 1/3A     N-    33 1/3A     N-    33 1/3A     N-   33 1/3A
------------------------------------------------------------------------------------------------------------------------------
BORROWING
 LEVERAGE RISK                                   25A-     25A-     25A-      5A-     25A-     5A-      25A-      5A-    25A-
------------------------------------------------------------------------------------------------------------------------------
PLEDGING ASSETS
 OPPORTUNITY RISK                                25A-     25A-     25A-      N-      25A-     10A-     25A-     10A-    25A-
------------------------------------------------------------------------------------------------------------------------------
 HEDGING STRATEGIES
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES (3)
HEDGING, CORRELATION, OPPORTUNITY
AND LEVERAGE RISK                                 5        5        5        N-       5        5        N        5       5
------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS(3)
 HEDGING, CREDIT, CORRELATION, OPPORTUNITY
 AND LEVERAGE RISK                                Y        Y        Y        N-       Y        Y       [Y]       Y       Y
------------------------------------------------------------------------------------------------------------------------------
OPTIONS (3)
(EXCHANGE-TRADED AND OVER-THE-COUNTER)
 HEDGING, CREDIT, CORRELATION AND LEVERAGE RISK   5        5        5        5        5        5        N        5       5
------------------------------------------------------------------------------------------------------------------------------
WRITING (SELLING) COVERED CALL OPTIONS (3)
 (EXCHANGE-TRADED AND OVER-THE-COUNTER)
 OPPORTUNITY, CREDIT AND LEVERAGE RISK           25A      25A      25A       10      25A      25A       N       25A     25A
------------------------------------------------------------------------------------------------------------------------------

BEFORE YOU INVEST . . .

 . . . in any of the Berger Funds, make sure you understand the risks involved. There are two basic risks prevalent in all mutual funds primarily invested in common stocks: "MARKET RISK" and "MANAGEMENT RISK." As a result of these risks, when you sell your shares, they may be worth less than when you purchased them and there can be no assurance that any of the Funds will achieve their goals.


The table on the opposite page is aimed at helping you further understand the risks of investing in any particular Fund by showing the primary risks associated with certain securities and investment techniques used by the Berger Funds. A glossary follows this page.

You may get more detailed information about the risks of investing in the Berger Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.



KEY TO TABLE

Follow down the columns under the name of the Fund in which you are interested. The boxes will tell you:

[Y] Yes, the security or technique is permitted by a Fund and is emphasized by a Fund.

Y         Yes, the security or technique is permitted by a Fund.

N         No, the security or technique is not permitted by a Fund.

- The restriction is fundamental to a Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

5A Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

10A Use of a security or technique is permitted, but subject to a restriction of up to 10% of total assets.

25A Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

33 1/3A Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

10 Use of a security or technique is permitted, but subject to a restriction of up to 10% of net assets.

15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.





NOTES TO TABLE

1. The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

2. The Berger Small Cap Value Fund may invest in illiquid securities, but not restricted securities.

3. The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

--------------------------------------------------------------------------------
RISK AND INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

BELOW INVESTMENT GRADE BONDS Bond with ratings of BB (STANDARD & POOR'S) or Ba (MOODY'S) or below. Bonds rated below investment grade are subject to greater credit risk that investment grade bonds. Also called "high-yield bonds" or "junk bonds."

BORROWING Borrowing money from a bank or other financial institution undertaken by the Funds only for temporary or emergency reasons.

COMMON STOCKS  Shares of ownership (equity) interest in a company.


COMPANIES WITH LIMITED OPERATING HISTORIES Securities issued by companies which have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


CONVERTIBLE SECURITIES Debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK This occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

CREDIT RISK Credit risk means that the issuer of a security or the counterparty to an investment contact may default or become unable to pay its obligations when due.

CURRENCY RISK Currency risk happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a Fund's investments are converted to U.S. dollars.


DIVERSIFICATION A diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's NAV. All of the Funds are diversified funds, except the Berger Select Fund.


FINANCIAL FUTURES Exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

FOREIGN SECURITIES Securities issued by companies located outside of the United States. The Funds consider a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS Privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

HEDGING RISK Hedging risk comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

INFORMATION RISK Information risk means that information about a security or issuer might not be available, complete, accurate or comparable.

INTEREST RATE RISK The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zeros/strips are subject to greater interest rate risk.

INVESTMENT GRADE BONDS Bonds with rating of BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above.

LENDING PORTFOLIO SECURITIES Funds lend securities to qualified financial institutions in order to earn income. The Funds lend securities only on a fully collateralized basis.

LEVERAGE RISK Risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.


LIQUIDITY RISK Risk that occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

--------------------------------------------------------------------------------
                                                                 . . . CONTINUED
--------------------------------------------------------------------------------

MANAGEMENT RISK This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve a desired result.

MARKET CAPITALIZATION The total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.


OPTIONS Contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settled in cash.


PLEDGING ASSETS Transferring securities to a lender or creditor as collateral for an obligation.

POLITICAL RISK Risk that comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

REPURCHASE AGREEMENTS A Fund uses repurchase agreements (repos) to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated time--usually the next day. The Funds enter into only fully collateralized repos.

SECTOR FOCUS When a significant portion of a Fund's assets are invested in a relatively small number of related industries. The Funds will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.


SMALLER COMPANY SECURITIES Securities issued by small or mid-sized companies. The definition of a small or mid-sized company may vary. The Funds consider small companies to be those that have a market capitalization of less than $1 billion and mid-sized companies to be those that have a market capitalization of $1 billion to $5 billion. In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS Companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES When a Fund's investment manager believes market conditions warrant a temporary defensive position, the Fund may increase its investment in government securities and other short-term interest-bearing securities without regard to the Fund's otherwise applicable investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK This means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES Securities bought in advance of their actual issue or delivery.

WRITING (SELLING) COVERED CALL OPTIONS Selling a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Funds write call options only if they already own the security (if it is "covered").

ZERO/STRIPS A zero is a debt security which does not make regular interest payments, but rather is sold at a discount from face value. A strip is a debt security which is stripped of its interest coupon after issuance, but is otherwise comparable to a zero.

INFORMATION ABOUT YOUR ACCOUNT


BUYING SHARES
                         [SIDEBAR BOX]
                         SEND NEW ACCOUNT APPLICATIONS TO
                         The Berger Funds
                         c/o DST Systems, Inc.
                         P.O. Box 419958
                         Kansas City, MO 64141

                         OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY The Berger Funds
                         c/o DST Systems, Inc.
                         330 West 9th Street, 1st Floor
                         Kansas City, MO 64105


                         [SIDEBAR TABLE]

                         Minimums:
                         Initial investment                 $2,000
                         Subsequent investments                $50
                         Automatic investment plan             $50

BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.


     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to The Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.


BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.


     Call 1.800.551.5849 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you already have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at www.bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

     To automatically purchase more shares each month, fill out the Automatic Investment Plan section of the application.

     Investments are transferred automatically from your bank account monthly.

     See details on the application.


     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.


     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS, or it will not be accepted.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Telephone and online purchase orders may not exceed four times the value of an account on the date the order is placed. Shares previously bought by telephone or online access are included in calculating account size only if payment has been received for those shares.

     Orders not paid for on time will be canceled and shares redeemed from your account to compensate for any decline in price of the shares canceled.

     The Funds reserve the right to reject any order and to waive minimums or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL


     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

     Call 1.800.551.5849.

BY ONLINE ACCESS

     You will find us online at www.bergerfunds.com..


     FOR TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES / SPECIAL DOCUMENTATION" IN THE FOLLOWING SECTION FOR LIMITATIONS.


     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUNDS.

BY SYSTEMATIC WITHDRAWAL PLAN

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     A systematic withdrawal plan may be established if you own shares in a Fund worth at least $5,000.


     Call 1.800.551.5849 for more information and forms.


IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES

     IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.


     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.

     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/special documentation" in the following section.)


     Wire and electronic funds transfers are subject to a $1,000 minimum and $100,000 maximum.

     You will be charged $10 for a wire transfer. There is no charge for an electronic funds transfer.

     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.


EXCHANGING SHARES


Shares of the Funds described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Berger Cash Account Trust Portfolios (the Berger CAT Portfolios). The Berger CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.


The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

When exchanging shares:

- Each account must be registered identically -- have the same signatures and addresses.

- Each Fund or Berger CAT Portfolio must be legally eligible for sale in your state of residence.

- You may exchange out of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the Berger CAT Portfolios.

-    You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the Fund or Berger CAT Portfolio into which you are exchanging.

- Exchanges result in the sale of one Fund's shares and the purchase of another, normally resulting in a taxable event for you.

- It may take one business day or more for your money from a redemption of Fund shares to be invested in a Berger CAT Portfolio.

- Exchanges into any new Fund or Berger CAT Portfolio are subject to that Fund's or Portfolio's initial and subsequent investment minimums.


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Funds use Signature Guarantees to protect you and the Funds from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:


-    Your request exceeds $100,000.

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

-    You change or add information relating to your designated bank.


The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:


- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.


Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call 1.800.551.5849 or write to The Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.


NET ASSET VALUE (NAV) -- YOUR PRICE


The price at which you buy, sell or exchange Fund shares is the NAV. The NAV for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding.


Each Fund's NAV is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE NAV NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER AND ACCEPTED BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.


When the Funds calculate their NAV, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Funds, and their service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the per share price and the dollar amount and number of shares bought or redeemed.
Exception: Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

You may request and receive share certificates. However, unless specifically requested, your account will be maintained on a book-entry basis without issuing share certificates to represent your shares. If you decide to hold share certificates, you must endorse your certificates and send them back to the Berger Funds when you sell your shares.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Funds.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce their expenses, all Funds other than the Berger 100 Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before a Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum. Existing shareholders of the following Funds have lower minimum balance requirements and must maintain these minimum balances to avoid involuntary redemption:

---------------------------------------------------------------------------
FUND                               IF YOUR SHARES        YOUR MINIMUM
                                   WERE PURCHASED        ACCOUNT BALANCE IS
                                   BEFORE...

---------------------------------------------------------------------------
Berger Growth and Income Fund      January 26, 1996      $250
                                   November 28, 1996     $500

Berger Small Company Growth Fund   January 26, 1996      $250
                                   November 28, 1996     $500

Berger New Generation Fund         November 28, 1996     $1,000
---------------------------------------------------------------------------

CLOSURE OF BERGER SMALL COMPANY GROWTH FUND TO NEW INVESTORS

Due to the Fund's current size relative to the range of suitable investments available to the Fund, the Berger Small Company Growth Fund was closed to new investors on November 17, 1997. Currently, you may purchase shares in the Fund if you had an account opened in the Fund as of the closing date.


If you redeem or exchange all your remaining Fund shares, you will not be permitted to reopen your Fund account as long as the Fund remains closed to new investors. If your Fund account drops below the applicable minimum balance, all your remaining shares will be subject to involuntary redemption by the Fund as described in "Redemptions by the Funds of certain accounts." The Fund may resume sales to new investors at some future date if the Trustees determine that it is in the best interests of the Fund and its shareholders to do so.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. Each Fund may make two different kinds of distributions to you as a shareholder:

- Capital gains from the sale of portfolio securities held by a Fund. The Funds will distribute any net realized capital gains annually, normally in December.
- Net investment income from interest or dividends received on securities held by a Fund. The Funds will distribute their investment income as follows:

     FUND                               DISTRIBUTIONS OF NET INVESTMENT INCOME

     Berger Growth and Income Fund      Quarterly
                                        (normally in March, June, September
                                        and December)
     Berger Balanced Fund               Quarterly
                                        (normally in March, June, September
                                        and December)

     All other Funds                    Annually
                                        (normally in December)

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Funds whether you reinvest them in additional shares or receive them in cash. Shareholders not subject to tax on their income generally will not be required to pay any income tax on amounts distributed to them.


Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable mid-term or long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Each year the Fund will send you a Form 1099 for any distributions made to nonretirement accounts. This form will detail the tax status for federal income tax purposes of distributions made to you that year.


If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain upon exchange if the shares redeemed have appreciated in value.

TAX TREATMENT OF THE FUNDS

In general, as long as a Fund qualifies under certain federal tax laws, it will not be subject to federal income tax on income and capital gains that it distributes to its shareholders. The Funds have qualified, and intend to continue to qualify, under those laws. The Funds also intend to avoid an excise tax on undistributed income by making timely distributions.

ADDITIONAL TAX INFORMATION

You should also consult your own tax advisor, since this is only a summary and may not cover your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1.800.333.1001 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1.800.333.1001.

ORGANIZATION OF THE BERGER FUND FAMILY

FUND OVERSIGHT

Each Fund is supervised by a board of directors or trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian. For more information about the Funds' directors, trustees and officers, see the SAI.

FUND OPERATIONS AND EXPENSES

The following companies provide day-to-day investment management and administrative services to the Funds. Their fees are shown in the table below as a percentage of each Fund's average daily net assets.

BERGER ASSOCIATES (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for over 20 years. Kansas City Southern Industries, Inc.
(KCSI) owns approximately 87% of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Funds.

BBOI WORLDWIDE LLC (210 University Blvd., Suite 700, Denver, CO 80206) was formed in 1996 as a joint venture between Berger Associates and Bank of Ireland Asset Management (U.S.) Limited (BIAM). Berger Associates and BIAM each owns 50% of BBOI Worldwide and has an equal number of representatives on its Board of Managers. As investment advisor, BBOI Worldwide oversees, evaluates and monitors the investment advisory services provided by BIAM as sub-advisor.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (20 Horseneck Lane, Greenwich, CT 06830 (representative office); 26 Fitzwilliam Place, Dublin 2, Ireland (main office)) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM manages the investments in the Berger/BIAM International Portfolio.


PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (53 West Jackson Boulevard, Suite 818, Chicago, IL 60604) served as investment advisor to the Berger Small Cap Value Fund (then known as The Omni Investment Fund) from 1985 to February 1997, when PWM became the sub-advisor to the Fund. Robert H. Perkins owns 49% of PWM and serves as its President and a director. Gregory E. Wolf owns 20% of PWM and serves as its Treasurer and a director. As sub-advisor, PWM manages the Fund's investment operations.


----------------------------------------------------------------------------------------------------------------
FUND                     ADVISOR                  SUB-ADVISOR         ADMINISTRATOR (1)        SUB-ADMINISTRATOR
                         (PAID BY FUND)           (PAID BY            (PAID BY FUND)           (PAID BY
                                                  ADVISOR)                                     ADMINISTRATOR)
----------------------------------------------------------------------------------------------------------------
BERGER NEW               Berger Associates        --                  Berger Associates        --
GENERATION FUND          0.90%                                         0.01%
----------------------------------------------------------------------------------------------------------------
BERGER SELECT FUND       Berger Associates        --                  Berger Associates
                         0.75%                                        0.01%
----------------------------------------------------------------------------------------------------------------
BERGER SMALL             Berger Associates        --                  Berger Associates        --
COMPANY GROWTH           0.90%                                        0.01%
FUND
----------------------------------------------------------------------------------------------------------------
BERGER SMALL CAP         Berger Associates        PWM                 Berger Associates        --
VALUE FUND               0.90%                    0.90%(2)             0.01%
----------------------------------------------------------------------------------------------------------------
BERGER MID CAP           Berger Associates                            Berger Associates
GROWTH FUND              0.75%                                        0.01%
----------------------------------------------------------------------------------------------------------------
BERGER 100 FUND          Berger Associates        --                  Berger Associates        --
                         0.75%                                        0.01%
----------------------------------------------------------------------------------------------------------------
BERGER/BIAM              BBOI Worldwide           BIAM                BBOI Worldwide           Berger Associates
INTERNATIONAL FUND       0.90%(3)(4)              0.45%(4)            0.45%                    0.25%
----------------------------------------------------------------------------------------------------------------
BERGER GROWTH AND        Berger Associates        --                  Berger Associates        --
INCOME FUND              0.75%                                        0.01%
----------------------------------------------------------------------------------------------------------------
BERGER BALANCED          Berger Associates        --                  Berger Associates        --
FUND                     0.70%(3)                                     0.01%
----------------------------------------------------------------------------------------------------------------



(1) As administrator of the Berger/BIAM International Fund, BBOI Worldwide provides or arranges for, at its own expense, all necessary administrative and operating services for the Fund. This includes shareholder servicing and recordkeeping expenses, but excludes registration fees and legal expenses. The other Funds pay all their own operating expenses, including shareholder servicing, recordkeeping and custody expenses. As administrator of those Funds, Berger Associates provides limited administrative and recordkeeping services not provided by the Funds' other service companies.


(2) 0.90% of the first $75 million of average daily net assets of the Fund, 0.50% of the next $125 million and 0.20% of any amount in excess of $200 million.

(3) Subject to voluntary waiver for excess expenses. For details, see the individual Fund descriptions at the beginning of this prospectus.

(4) BBOI Worldwide is investment advisor, and BIAM is sub-advisor, to the Berger/BIAM International Portfolio, in which all the assets of the Berger/BIAM International Fund are invested. See "Special fund structures" later in this prospectus.


ADDITIONAL EXPENSE INFORMATION

12b-1 PLANS. Each Fund has adopted a 12b-1 plan permitting it to pay certain costs of distributing its shares. Berger Associates is entitled to be paid a fee under each plan of 0.25% of each Fund's average daily net assets. The fee may be used for such things as:

-    marketing and promotional activities
- printing and distributing prospectuses and reports to prospective shareholders
-    printing and distributing Fund sales literature

- compensation to dealers and others who provide distribution and administrative services
-    support services (such as routine requests for information).

The Funds may be jointly promoted with other Berger Funds. Costs of joint promotions are allocated among the Funds on the basis of net assets, unless otherwise directed by the directors or trustees.

BROKERAGE COMMISSIONS. Fund portfolio brokerage is permitted to be placed through a broker-dealer that may be considered an affiliate of Berger Associates, but only when commissions paid to that broker-dealer are applied to reduce Fund expenses.

Sales of Fund shares by a broker-dealer and its recommendation that customers purchase Fund shares are factors that may be considered in the selection of broker-dealers to execute Fund portfolio transactions. In placing all portfolio business, the Fund's advisor or sub-advisor will seek best execution.

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. Turnover for the Funds appears in the Financial Highlights tables included in the individual Fund descriptions at the beginning of this prospectus. At times, portfolio turnover for a Fund may exceed 100% per year. Turnover for the Berger Balanced Fund and the Berger Mid Cap Growth Fund is not expected to exceed 200%. Turnover for the Berger Select Fund is not expected to exceed 300%. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor.

OTHER SERVICE PROVIDERS

The following additional companies provide services to all the Funds:

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc. (DST)
P.O. Box 419958
Kansas City, MO 64141
DST may be considered an affiliate of Berger Associates through common ownership by KCSI.

CUSTODIAN
Investors Fiduciary Trust Company (IFTC)
127 West 10th Street
Kansas City, MO 64105

DISTRIBUTOR
Berger Distributors, Inc. (BDI)
210 University Blvd., Suite 900
Denver, CO 80206
BDI is not paid a fee for its services, but may be reimbursed by Berger Associates for its costs in distributing Fund shares. BDI is wholly owned by Berger Associates and certain Fund officers are also officers or directors of BDI.

THIRD PARTY ADMINISTRATORS
Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's advisor or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

SPECIAL FUND STRUCTURES


MULTI-CLASS. The Berger Small Cap Value Fund currently has two classes of shares. The Investor Shares offered in this prospectus are made available to the general public. The other class of shares, Institutional Shares, are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $100,000. Each class of shares has its own expenses so that NAV, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund applies only to the Investor Shares. For more information on Institutional Shares, please call 1.800.706.0539.



MASTER/FEEDER. Unlike many other mutual funds which directly acquire and manage their own portfolio of securities, the Berger/BIAM International Fund is organized as a "feeder" fund in a "master/feeder" structure. This means that the Fund's assets are all invested in a larger "master" portfolio of securities, the Berger/BIAM International Portfolio, which has investment goals and policies identical to those of the Fund. In general, in a master/feeder structure, administrative services are provided to the feeder funds and investment advisory services are provided to the master portfolio. Additional points you should know about the master/feeder:


- Because other feeder funds also invest in the Portfolio, the trustees believe this structure may achieve economies of scale reducing overall Fund expenses. Other feeders investing in the Portfolio include the International Equity Fund and the Berger/BIAM International CORE Fund, each
     of which has a minimum balance requirement of $1,000,000.   For more
     information on these feeders, please call 1.800.706.0539.


- The investment performance of the Fund will derive from the investment performance of the Portfolio. However, each feeder has its own expenses so that performance, NAV and distributions will differ among feeders.

- When the Fund votes along with the other feeders as an investor in the Portfolio, the Fund will cast its votes in the same proportion as the votes cast by the Fund's shareholders.

For more information on multi-class and master/feeder fund structures, see the SAI.

PERFORMANCE INFORMATION. The Berger Small Cap Value Fund quotes Investor Share performance covering periods prior to inception of the Investor Share class in February 1997, based on the performance of the Fund's only class of shares in
existence during that period.   The Fund's shares prior to February 1997 did not
bear the 0.25% per year 12b-1 fee applicable to the Investor Shares since that date.

The Berger/BIAM International Fund quotes performance covering periods prior to its inception in 1996, based on the performance of a pool of assets managed by BIAM which was transferred to the Portfolio when it commenced operations in October 1996. If the pool had been subject to certain restrictions imposed on the Fund by law, its performance might have been adversely affected.


All performance figures quoted for any of the Funds are based upon historical results and do not guarantee future performance. The investment return and principal value of an investment in the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. For more information on performance, see the SAI.

VOTING. The Funds do not hold annual shareholder meetings, but may hold special meetings for such matters as electing or removing board members or considering changes to fundamental policies, advisory contracts or 12b-1 fees. Shareholders of each Fund vote separately on matters relating only to that Fund. They vote together and along with the shareholders of any other series of the trust in the election of trustees and on all matters relating to the trust as a whole. Each full share of each Fund has one vote. The secondary investment objective of the Berger Growth and Income Fund (to provide a moderate level of current income) may be changed without a shareholder vote. Each of the Funds' other investment objectives may be changed only with shareholder approval.

[BACK COVER]



























[LOGO]
BERGER
Together we can
move mountains (R)

The Statement of Additional Information (SAI) has been filed with the SEC and is incorporated by reference in its entirety into this prospectus (meaning it legally becomes a part of this prospectus). The SAI also incorporates by reference the financial statements and auditors' reports from the Funds' 1997 Annual Report. The SAI and current Annual and Semi-Annual Report, which includes each Fund's financial statements, auditors' report, further performance information, portfolio holdings and a statement from Fund management, may be obtained without charge by calling the Funds at 1.800.333.1001. You may also read or download the SAI, plus other information and material incorporated by reference in this prospectus, from the SEC's Internet Web site at www.sec.gov.

Shareholders with questions should write to the Berger Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1.800.551.5849 or contact us online at www.bergerfunds.com.

Prospectus printed on recycled paper.

                              BERGER NEW GENERATION FUND
                                  BERGER SELECT FUND
                           BERGER SMALL COMPANY GROWTH FUND
                    BERGER SMALL CAP VALUE FUND - Investor Shares
                              BERGER MID CAP GROWTH FUND
                                   BERGER 100 FUND
                            BERGER/BIAM INTERNATIONAL FUND
                            BERGER GROWTH AND INCOME FUND
                                 BERGER BALANCED FUND

                         STATEMENT OF ADDITIONAL INFORMATION
                         SHAREHOLDER SERVICES: 1-800-551-5849

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated December 31, 1997, describing the Berger Funds listed above (the "Funds"), which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333-1001. The Funds are all "no-load" mutual funds, meaning that a buyer pays no commissions or sales load when buying or redeeming shares of the Funds, although each Fund pays certain costs of distributing its shares. See "Section
5. Expenses of the Funds -- 12b-1 Plans" below. This SAI describes each of these Funds which have many features in common, but may have different investment objectives and different investment emphases.

BERGER NEW GENERATION FUND
The investment objective of the Berger New Generation Fund is capital appreciation.

BERGER SELECT FUND
The investment objective of the Berger Select Fund is capital appreciation.

BERGER SMALL COMPANY GROWTH FUND   (CLOSED TO NEW INVESTORS)
The investment objective of the Berger Small Company Growth Fund is capital appreciation.

BERGER SMALL CAP VALUE FUND - INVESTOR SHARES
The investment objective of the Berger Small Cap Value Fund is capital appreciation.

BERGER MID CAP GROWTH FUND
The investment objective of the Berger Mid Cap Growth Fund is capital appreciation.

BERGER 100 FUND
The investment objective of the Berger 100 Fund is long-term capital appreciation.

BERGER/BIAM INTERNATIONAL FUND
The investment objective of the Berger/BIAM International Fund is long-term capital appreciation.

BERGER GROWTH AND INCOME FUND
The primary investment objective of the Berger Growth and Income Fund is capital appreciation, and its secondary objective is to provide a moderate level of current income.

BERGER BALANCED FUND
The investment objective of the Berger Balanced Fund is capital appreciation and income.

                               DATED DECEMBER 31, 1997

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS


--------------------------------------------------------------------------------
TABLE OF CONTENTS                           CROSS-REFERENCES TO
                                            RELATED DISCLOSURES
                                            IN PROSPECTUS
--------------------------------------------------------------------------------
Introduction                                Table of Contents
--------------------------------------------------------------------------------
1. Portfolio Policies of the Funds          Berger Funds; Investment
                                            Techniques, Securities and the
                                            Associated Risks
--------------------------------------------------------------------------------
2. Investment Restrictions                  Berger Funds; Investment
                                            Techniques, Securities and the
                                            Associated Risks
--------------------------------------------------------------------------------
3. Management of the Funds                  Berger Funds; Organization of the
                                            Berger Fund Family
--------------------------------------------------------------------------------
4. Investment Advisor                       Berger Funds; Organization of the
                                            Berger Fund Family
--------------------------------------------------------------------------------
5. Expenses of the Funds                    Berger Funds; Organization of the
                                            Berger Fund Family
--------------------------------------------------------------------------------
6. Brokerage Policy                         Organization of the Berger Fund
                                            Family
--------------------------------------------------------------------------------
7. How to Purchase Shares in the Funds      Information on Your Account
--------------------------------------------------------------------------------
8. How the Net Asset Value is Determined    Information on Your Account
--------------------------------------------------------------------------------
9. Income Dividends, Capital Gains
Distributions and Tax Treatment             Information on Your Account
--------------------------------------------------------------------------------
10. Suspension of Redemption Rights         Information on Your Account
--------------------------------------------------------------------------------
11. Tax-Sheltered Retirement Plans          Information on Your Account
--------------------------------------------------------------------------------
12. Special Purchase and Exchange Plans     Information on Your Account
--------------------------------------------------------------------------------
13. Performance Information                 Organization of the Berger Fund
                                            Family
--------------------------------------------------------------------------------
14. Additional Information                  Organization of the Berger Fund
                                            Family
--------------------------------------------------------------------------------
Financial Statements                        Financial Highlights
--------------------------------------------------------------------------------

                                     INTRODUCTION

         The Funds described in this SAI are all mutual funds, or open-end, management investment companies. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

1.       PORTFOLIO POLICIES OF THE FUNDS

         The Prospectus describes the investment goals (objectives) of each of the Funds and the primary policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies. For the Berger/BIAM International Fund, the term "Fund" in this Section 1 should be read to mean the Berger/BIAM International Portfolio (the "Portfolio"), in which all the investable assets of the Fund are invested.

         COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

         DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. None of the Funds will purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the directors or trustees of the Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of
all relevant circumstances.   For a further discussion of debt security ratings,
see Appendix A to this SAI.

         Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

         CONVERTIBLE SECURITIES. The Funds may also purchase debt or equity securities which are convertible into common stock when the Fund's advisor or sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's advisor or sub-advisor. The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any security in default at the time of purchase, and each of the Funds will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the directors or trustees of the Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI. Convertible securities will be included in the 25% of total assets the Berger Balanced Fund will keep in fixed-income senior securities. However, only that portion of their value attributable to their fixed-income characteristics will be used in calculating the 25%.

         ZEROS/STRIPS. Certain Funds may invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. None of the Funds will invest in mortgage-backed or other asset-backed securities.

         SECURITIES OF SMALLER COMPANIES. Each of the Funds may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each of the Funds may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

         FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

         Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Funds may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

         ILLIQUID AND RESTRICTED SECURITIES. Each of the Funds (except the Berger Small Cap Value Fund) is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. The Berger Small Cap Value Fund is authorized to invest in illiquid securities, but not in restricted securities. However, none of the Funds will purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the directors or trustees of that Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the directors or trustees, a Fund's advisor or sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

         REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the directors or trustees will establish guidelines and standards for review by the investment advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. None of the Funds will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's total assets would be invested in such repurchase agreements and other illiquid securities.

         These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating
the collateral.   For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed.
Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, none of the Funds currently intends to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

         When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

         LENDING OF PORTFOLIO SECURITIES. Certain Funds may lend their securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, each of those Funds will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

         Each of those Funds may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

         The Funds bear risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. None of the Funds will lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

         SHORT SALES. Each Fund currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

         Historically, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, recent federal tax legislation eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that any of the Funds will be engaging in these transactions unless there are further legislative changes.

         SPECIAL SITUATIONS. Each Fund may also invest in special situations, that is, in common stocks of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services. Examples of special situations are companies being reorganized or merged, companies having unusual new products, or which enjoy particular tax advantages, or companies that are run by new management or may be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these issuers and their circumstances. In addition, stocks of companies in special situations may be more volatile, since the market value of these stocks may decline if an anticipated event or benefit does not materialize.

         HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the directors or trustees from time to time. A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

         The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         Following is additional information concerning the futures, forwards and options which the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund, the Berger 100 Fund, the Berger Growth and Income Fund and the Berger Balanced Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

         Currently, the Berger/BIAM International Fund is authorized to utilize only forward contracts for hedging purposes and is not permitted to utilize futures or options. Consequently, the following additional information should be read as applicable to that Fund only to the extent it discusses forwards. If the trustees ever authorize that Fund to utilize futures or options, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Fund's advisor or sub-advisor may be required to obtain bank regulatory approval before that Fund engages in futures and options transactions.

         Currently, the Berger Small Cap Value Fund is authorized to utilize only options for hedging purposes and is not permitted to utilize futures or forwards. Consequently, the following additional information should be read as applicable to that Fund only to the extent it discusses options. If the trustees ever authorize that Fund to utilize futures or forwards, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options.

         FUTURES CONTRACTS.   Financial futures contracts are
exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

         Certain Funds may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

         In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

         Where applicable, each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

         Although a Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

         The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

         Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund utilizing futures contracts intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

         The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.
In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

         OPTIONS ON FUTURES CONTRACTS. Certain Funds may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received.
Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

         The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds authorized to utilize forward contracts currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

         The following discussion summarizes the relevant Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts").
A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

         These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

         A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

         While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund utilizing forward contracts intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

         OPTIONS ON SECURITIES AND SECURITIES INDICES. Certain Funds may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

         The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

         An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds utilizing put options expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

         TEMPORARY DEFENSIVE MEASURES. Each of the Funds (except the Berger/BIAM International Fund) may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis when its advisor or sub-advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. During these periods, a Fund may not participate in stock or bond market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks and bonds and it may be more difficult for the Fund to achieve its investment objective.

         NON-DIVERSIFICATION. The Berger Select Fund is classified as a "non-diversified" Fund under the Investment Company Act of 1940, which means that the Fund is not limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

         However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code, which will generally relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment below. To qualify as a regulated investment company, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. government securities.

         PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of some of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for all the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management. The annual portfolio turnover rates for the Berger Balanced Fund and the Berger Mid Cap Growth Fund are not expected to exceed 200%. The annual portfolio turnover rate for the Berger Select Fund is not expected to exceed 300%.

         Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Funds' brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2        INVESTMENT RESTRICTIONS

         The investment objective of each Fund is set forth on the cover of this SAI. The investment objective of the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Small Cap Value Fund, the Berger Mid Cap Growth Fund, the Berger 100 Fund, the Berger/BIAM International Fund and the Berger Balanced Fund, and the primary investment objective of the Berger Growth and Income Fund, are considered fundamental, meaning that they cannot be changed without a shareholders' vote. The secondary investment objective of the Berger Growth and Income Fund is not considered fundamental, and therefore may be changed in the future by action of the directors without shareholder vote. However, the Berger Growth and Income Fund will not change its secondary investment objective without giving its shareholders such notice as may be required by law. If the Berger Growth and Income Fund changes its secondary investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that any of the Funds' investment objectives will be realized.

         Each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without shareholder vote.

BERGER NEW GENERATION FUND, BERGER SELECT FUND, BERGER SMALL COMPANY GROWTH FUND-REGISTERED TRADEMARK-, BERGER MID CAP GROWTH FUND AND BERGER BALANCED FUND

         Except as noted, the following fundamental restrictions apply to each of the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund and the Berger Balanced Fund. The Fund may not:

         1. ( Does not apply to the Berger Select Fund) With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more (more than 25%, in the case of the Berger Small Company Growth Fund) of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate

(although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), each Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Berger Small Company Growth Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The trustees have adopted additional non-fundamental investment restrictions for the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund and the Berger Balanced Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         3. The Fund may not invest in companies for the purposes of exercising control of management.

         4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

BERGER SMALL CAP VALUE FUND

         The following fundamental restrictions apply to the Berger Small Cap Value Fund. The Fund may not:

         1. Issue senior securities as defined in the Investment Company Act of 1940.

         2. Invest in companies for the purpose of acquiring control or management thereof.

         3. Invest or hold securities of any issuer if the officers and trustees of the Fund and its advisor own individually more than one-half ( 1/2) of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer.

         4. Invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission).

         5. Participate on a joint or joint and several basis in any trading account in securities.

         6. Purchase securities of any company with a record of less than three (3) years continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such companies to exceed 5% of the Fund's total assets.


         7. Invest in securities (except those of the U.S. government or its agencies) of any issuer if immediately thereafter the Fund would then own more than 10% of that issuer's voting securities.

         8. Loan cash or portfolio securities, except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase.

         9. Borrow money in excess of 5% of the value of its assets and, then, only as a temporary measure for extraordinary or emergency purposes.

         10. Pledge, mortgage or hypothecate any of its assets to secure a debt.

         11. Purchase or sell real estate or any other interests in real estate (including real estate limited partnership interests).

         12.  Purchase securities on margin or sell short.

         13.  Invest in commodities or commodity contracts.

         14. Act as an underwriter of securities of other issuers or invest in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933 ("Restricted Securities").

         15. Invest more than 10% of the value of its net assets in illiquid securities, including Restricted Securities, securities which are not readily marketable, repurchase agreements maturing in more than seven (7) days, written over-the-counter ("OTC") options and securities used as cover for written OTC options.

         16.  Invest in oil, gas or mineral leases.

         17. Invest more than 5% of the value of its net assets in warrants or more than 2% of its net assets in warrants that are not listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System.

         18. Invest more than 25% of the value of its assets, at the time of purchase, in securities of companies principally engaged in a particular industry, although the Fund may as a temporary defensive measure invest up to 100% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies.

         19. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         In applying the Fund's industry concentration restriction (number (18) above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

         The trustees have adopted additional non-fundamental investment restrictions for the Berger Small Cap Value Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. Only for the purpose of hedging, the Fund may purchase and sell put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in premiums for options. The Fund may only write call options that are covered and only up to 10% of the Fund's net assets.

         2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

         Investment restrictions that involve a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Berger Small Cap Value Fund.

BERGER 100 FUND-REGISTERED TRADEMARK- AND BERGER GROWTH AND INCOME FUND

         The following fundamental restrictions apply to each of the Berger 100 Fund and the Berger Growth and Income Fund. The Fund may not:

         1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

         2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

         3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

         4. Make loans, except that the Fund may enter into repurchase agreements in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

         6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or its investment advisor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (i) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (ii) forward foreign currency exchange contracts and other forward commitments and (iii) securities index put or call options.

         9. Participate on a joint or joint and several basis in any securities trading account.

         10. Invest in companies for the purposes of exercising control of management.

         In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The directors have adopted additional non-fundamental investment restrictions for the Berger 100 Fund and the Berger Growth and Income Fund. These limitations may be changed by the directors without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

         3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

BERGER/BIAM INTERNATIONAL FUND

         The Fund has adopted the investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund. This arrangement is commonly referred to as a master/feeder.

         All other fundamental and non-fundamental investment policies and restrictions of the Berger/BIAM International Fund and the Berger/BIAM International Portfolio (the "Portfolio") are identical. Therefore, although the following investment restrictions refer to the Portfolio, they apply equally to the Fund.

         The Portfolio has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

         The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

         1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

         The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase
(a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

         2. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         3. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         4. The Portfolio may not invest in companies for the purposes of exercising control of management.

         5. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

         6. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

         7. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.       MANAGEMENT OF THE FUNDS

         The directors or trustees and executive officers of each of the Funds are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

   MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 60. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

 * GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO  80206, age
         55. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. A Vice President of DST Systems, Inc. (data processing) since July 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

   DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 69.
         President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

 * WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 72. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

   LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 72.  President,
         Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

   KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 52.  Managing
         Principal, Sovereign Financial Services, L.L.C. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


 * DENIS CURRAN, 20 Horseneck Lane, Greenwich, CT 06830, age 50. President and a director since December 1994, and Senior Vice President and a director from September 1991 to December 1994, of Bank of Ireland Asset Management (U.S.) Limited (investment advisory firm). Member of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since November 1996.

   PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, age
         52. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Prior thereto (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

   HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age 64.
         Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

   WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 69.
         President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

 * PATRICK S. ADAMS, 210 University Boulevard, Suite 900, Denver, CO  80206, age
         37. Executive Vice President and portfolio manager of the Berger 100 Fund and Executive Vice President and co-portfolio manager of the Berger Growth and Income Fund since February 1997. President and portfolio manager of the Berger Select Fund since November 1997. President and portfolio manager of the Berger IPT - 100 Fund and President and co-portfolio manager of the Berger IPT - Growth and Income Fund since February 1997. President and co-portfolio manager of the Berger Balanced Fund since its inception in August 1997.
         Senior Vice President of Berger Associates since February 1997. Formerly, Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments, Inc.; Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc.; research analyst and portfolio manager from January 1990 to January 1992 and Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993 with First of America Investment Corp.; and Portfolio Manager from August 1985 to December 1989 with Capital Management Group - Star Bank.

 * CRAIG D. CLOYED, 210 University Boulevard, Suite 900, Denver, CO 80206, age
         51. Vice President of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Vice President of Berger Omni Investment Trust since February 1997. Also, Senior Vice President (since January 1997), Vice President (August 1995 to January 1997) and Chief Marketing Officer (since August 1995) of Berger Associates, Inc., and President, CEO and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly (September 1989 to August 1995), Senior Vice President of INVESCO Funds Group (mutual funds).

 * KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO 80206, age 42. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995, of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996, and of Berger Omni Investment Trust since February 1997. Also, Senior Vice President-Finance and Administration (since January 1997), Vice President-Finance and Administration (September 1991 to January 1997), Secretary and Treasurer (since September 1991) of Berger Associates, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to
         September 1991) and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).

 * JOHN B. JARES, 210 University Boulevard, Suite 900, Denver, CO  80206, age
         31. Vice President and co-portfolio manager of the Berger Balanced Fund since its inception in August 1997. Vice President (since October
         1997) and Portfolio Manager (May 1997 to October 1997) with Berger Associates. Formerly, Research Analyst (February 1994 to December
         1996) and Co-Lead Portfolio Manager (January 1997 to May 1997) with Founders Asset Management, Inc., and Research Associate with Lipper Analytical Services, Inc. from October 1992 to February 1994.

 * WILLIAM R. KEITHLER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 45. President since November 1994 (formerly, Vice President from December 1993 to November 1994) and portfolio manager of the Berger Small Company Growth Fund. President and portfolio manager of the Berger New Generation Fund since its inception in December 1995. President and portfolio manager of the Berger IPT - Small Company Growth Fund of the Berger Institutional Products Trust since its inception in October 1995. Senior Vice President-Investment Management (since January 1997) and Vice President-Investment Management (December 1993 to January 1997) of Berger Associates. Formerly, Senior Vice President (January 1993 to December 1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January 1991) of INVESCO Trust Company (investment management).

 * SHEILA J. OHLSSON, 210 University Boulevard, Suite 900, Denver, CO 80206, age
         31. Co-portfolio manager of the Berger Growth and Income Fund and the Berger IPT - Growth and Income Fund since October 1997 and Vice President of those Funds since November 1997. Vice President (since October 1997), Senior Analyst/Portfolio Manager (February 1997 to October 1997) and Analyst (September 1991 to February 1997) with
         Berger Associates.

 * AMY K. SELNER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 29. Vice President and portfolio manager of the Berger Mid Cap Growth Fund since its inception in December 1997. Vice President (since December
         1997) and senior research analyst (April 1996 through December 1997) with Berger Associates. Formerly, Assistant Portfolio Manager and Research Analyst with INVESCO Trust Company from March 1991 through March 1996.


----------------

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' advisors or sub-advisors.

         The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

DIRECTOR/TRUSTEE COMPENSATION

         The officers of the Funds received no compensation from the Funds during the fiscal year ended September 30, 1997. However, directors and trustees of the Funds who are not "interested persons" of the Funds or their advisors or sub-advisors are compensated for their services according to a fee schedule, allocated among the Funds. Neither the officers of the Funds nor the directors or trustees receive any form of pension or retirement benefit compensation from the Funds.

         The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1997, for each director or trustee of the Funds:



 NAME AND POSITION                                              AGGREGATE COMPENSATION FROM
 WITH BERGER FUNDS

                                              BERGER                                               BERGER
                          BERGER               SMALL     BERGER    Berger               BERGER/    GROWTH
                           NEW       Berger   COMPANY   SMALL CAP  Mid Cap   BERGER      BIAM        AND      BERGER       ALL
                        GENERATION   Select   GROWTH      VALUE    Growth     100     INTERNATION  INCOME    BALANCED     BERGER
                           FUND      Fund(1)   FUND       FUND     Fund(1)    FUND       FUND(2)    FUND      FUND(1)     FUNDS(3)
----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin(4)      $1,488      $438    $10,590      $580     $438    $26,807     $  877     $4,577     $  875      $45,100

William M.B. Berger
(4),(5)                   $    0      $  0    $     0      $  0     $  0    $     0     $    0     $    0     $    0      $     0

Louis R. Bindner(4)       $1,358      $410    $ 9,654      $543     $410    $24,473     $  817     $4,186     $  819      $41,200

Katherine A.
Cattanach(4)              $1,488      $438    $10,590      $580     $438    $26,807     $  877     $4,577     $  875      $45,100

Lucy Black
Creighton(4),(8)          $1,358      $  0    $ 9,654      $543     $  0    $24,473     $  861     $4,186     $    0      $41,244

Denis Curran(6)             N/A       N/A       N/A        N/A       N/A       N/A      $    0       N/A        N/A       $     0

Paul R. Knapp(4)          $1,439      $438    $10,188      $551     $438    $25,723     $  841     $4,384     $  875      $43,300

Gerard M.
Lavin(4),(5),(6),(7)      $    0      $  0    $     0      $  0     $  0    $     0     $    0     $    0     $    0      $     0

Harry T. Lewis(4)         $1,429      $438    $10,179      $546     $438    $25,751     $  830     $4,394     $  875      $43,300

Michael Owen(4)           $1,808      $531    $12,871      $704     $531    $32,576     $1,065     $5,562     $1,061      $54,767

William Sinclaire(4)      $1,307      $410    $ 9,271      $543     $410    $23,558     $  811     $4,042     $  819      $39,700

NOTES TO TABLE

(1) The Berger Balanced Fund did not commence operations until September 30, 1997. The Berger Select Fund and the Berger Mid Cap Growth Fund did not commence operations until December 31, 1997. Figures are estimates for the Funds' first year of operations.

(2) Comprised of the portion of the trustee compensation paid by Berger/BIAM Worldwide Portfolios to its trustees and allocated to the Fund.

(3) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund and the Berger New Generation Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including among others the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund, which was added to the Berger Funds in February 1997). Aggregate compensation figures do not include first-year estimates for the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $30,565; Louis R. Bindner $19,445; Katherine A. Cattanach $44,468; Lucy Black Creighton $32,168; Michael Owen $8,553; William Sinclaire $19,555. Aggregate figures also do not include a total of $900 which was paid to the former independent trustees of the Berger Omni Investment Trust prior to the Trust becoming part of the Berger Funds in February 1997.

(4) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(5)      Interested person of Berger Associates.

(6) Interested person of BBOI Worldwide LLC. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(7) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(8)      Resigned as a director and trustee effective November 1997.

         Directors or trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by each of the Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the director or trustee for this purpose. Pursuant to an SEC exemptive order, the Funds are permitted to purchase shares of the designated funds in order to offset their obligation to the directors/trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. A Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

         As of December 1, 1997, the officers and directors/trustees of the Funds as a group owned of record or beneficially approximately 1.69% of the Berger/BIAM International Fund, approximately 2.59% of the Berger Balanced Fund and an aggregate of less than 1% of the outstanding shares of each of the other Funds.

4.       INVESTMENT ADVISORS AND SUB-ADVISORS

BERGER ASSOCIATES - INVESTMENT ADVISOR

         Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Small Cap Value Fund, the Berger Mid Cap Growth Fund, the Berger 100 Fund, the Berger Growth and Income Fund and the Berger Balanced Fund. Berger Associates is responsible for managing the investment operations of these Funds and the composition of their investment portfolios. Berger Associates also acts as each Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

         Berger Associates has been in the investment advisory business for over 20 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of more than $3.9 billion as of September 30, 1997. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 87% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Funds' sub-transfer agent.



BBOI WORLDWIDE LLC - INVESTMENT ADVISOR

         BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206, is the investment advisor to the Berger/BIAM International Portfolio (the "Portfolio"), in which all the investable assets of the Berger/BIAM International Fund are invested. BBOI Worldwide oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's sub-advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

         BBOI Worldwide is a Delaware limited liability company formed in 1996. Since BBOI Worldwide was only recently formed, it has only limited prior experience as an investment advisor. However, BBOI Worldwide is a joint venture between Berger Associates and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the sub-advisor to the Portfolio, which have both been in the investment advisory business for many years.

         Berger Associates and BIAM each own a 50% membership interest in BBOI Worldwide and each have an equal number of representatives on BBOI Worldwide's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISOR

         As permitted in its Investment Advisory Agreement with the Berger/BIAM International Portfolio, BBOI Worldwide has delegated day-to-day investment management responsibility for the Portfolio to BIAM. As sub-advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 20 Horseneck Lane, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $25 billion as of September 30, 1997.

         Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

         The Glass-Steagall Act prohibits a depository institution and certain affiliates from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes that it may perform the services for the Fund contemplated by the Sub-Advisory Agreement between BBOI Worldwide and BIAM consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Fund. If the circumstances described above should change, the trustees of the Fund and the Portfolio would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISOR

         Perkins, Wolf, McDonnell & Company ("PWM"), 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604, has been engaged as the investment sub-advisor for the Berger Small Cap Value Fund. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

         PWM was the Fund's investment advisor from the date the Fund commenced operations in 1985 to February 1997. PWM became the investment sub-advisor to the Fund on February 14, 1997, following shareholder approval of a new Sub-Advisory Agreement between Berger Associates as advisor and PWM as sub-advisor.

         Robert H. Perkins is the individual who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Perkins has held such responsibility and has been employed by PWM since the Fund commenced operations in 1985. Mr. Perkins owns 49% of PWM's outstanding common stock and serves as President and a director of PWM. Gregory E. Wolf owns 20% of PWM's outstanding common stock and serves as Treasurer and a director of PWM.

INVESTMENT ADVISORY AGREEMENTS

         Under the Investment Advisory Agreements between each Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and recommendations as to the acquisition, holding or disposition of securities or other assets which each Fund may own or contemplate acquiring from time to time. Under the Agreements, the advisor is compensated for its services by the payment of a fee at the following annual rates, calculated as a percentage of the average daily net assets of the Fund:

FUND                                     ADVISOR                     INVESTMENT
                                                                    ADVISORY FEE
Berger New Generation Fund          Berger Associates                 0.90%(1)
Berger Select Fund                  Berger Associates                 0.75%
Berger Small Company Growth Fund    Berger Associates                 0.90%(3)
Berger Small Cap Value Fund         Berger Associates (2)             0.90% (2)
Berger Mid Cap Growth Fund          Berger Associates                 0.75%

Berger 100 Fund                     Berger Associates                 0.75% (3)
Berger/BIAM International Fund (4)  BBOI Worldwide (4)                0.90% (4)
Berger Growth and Income Fund       Berger Associates                 0.75% (3)
Berger Balanced Fund                Berger Associates                 0.70% (5)

(1) Berger Associates has voluntarily agreed to waive its advisory fee to the extent that the Berger New Generation Fund's normal operating expenses in any fiscal year, including the management fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.90% of the Fund's average daily net assets for that fiscal year.

(2) Fund is sub-advised by PWM. See text preceding and following table. The investment advisory fee is allocated among the Investor Shares and other classes of the Fund on the basis of net assets attributable to each such class.

(3) Berger Associates has voluntarily agreed to waive its advisory fee to the extent that the Fund's normal operating expenses in any fiscal year, including the management fee, but excluding the 12b-1 fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average daily net assets, plus 2% of the next $70,000,000, plus 1-1/2% of the balance of the average daily net assets of the Fund for that fiscal year.

(4) The Berger/BIAM International Fund bears its pro rata portion of the fee paid by the Berger/BIAM International Portfolio to BBOI Worldwide as the advisor. Fund is sub-advised by BIAM. See text preceding and following table. Until at least April 30, 1998, BBOI Worldwide has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Berger/BIAM International Fund.

(5) Berger Associates has voluntarily agreed to waive its advisory fee to the extent that the Berger Balanced Fund's normal operating expenses in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets for that fiscal year.

         Each Fund's current Investment Advisory Agreement will continue in effect until the last day of April, 1998 or 1999, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. Each Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

         Under the Sub-Advisory Agreement between the advisor and the sub-advisors for the Berger/BIAM International Portfolio and the Berger Small Cap Value Fund, the sub-advisor is responsible for day-to-day investment management. The sub-advisor manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. No fees are paid directly to the sub-advisors by the Funds. PWM, as the sub-advisor of the Berger Small Cap Value Fund, receives from the advisor a fee at the annual rate of 0.90% of the first $75 million of average daily net asset of the Fund, 0.50% of the next $125 million, and 0.20% of any amounts in excess of $200 million. BIAM, as the sub-advisor of the Berger/BIAM International Portfolio, receives from the advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, BIAM may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the advisor.

         The Sub-Advisory Agreements for the Berger Small Cap Value Fund and the Berger/BAM International Portfolio will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the advisor or the sub-advisor. The Sub-Advisory Agreements are subject to termination by the Fund or the sub-advisor on 60 days' written notice, and terminate automatically in the event of their assignment and in the event of termination of the related Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN BERGER ASSOCIATES AND PWM

         Berger Associates and PWM entered into an Agreement, dated
November 18, 1996 (the "November 18 Agreement"), under which, among other things, PWM agreed that, so long as Berger Associates acts as the advisor to the Berger Small Cap Value Fund and PWM provides sub-advisory or other services in connection with the Fund, PWM will not manage or provide advisory services to any registered investment company that is in direct competition with the Fund.

         The November 18 Agreement also provides that at the end of the first five years under the Sub-Advisory Agreement for that Fund (or at such earlier time if the Sub-Advisory Agreement is terminated or not renewed by the trustees other than for cause), Berger Associates and PWM will enter into a consulting agreement for PWM to provide consulting services to Berger Associates with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to Berger Associates analysts and marketing support appropriate to the Fund and would be paid a fee at an annual rate of 0.10% of the first $100 million of average daily net assets of the Fund, 0.05% of the next $100 million and 0.02% on any part in excess of $200 million. No part of the consulting fee would be borne by the Fund.

TRADE ALLOCATIONS

         Investment decisions for each Fund and other accounts advised by the Funds' advisors and sub-advisors are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for a Fund and one or more such accounts. If a Fund and other accounts advised by a Fund's advisor or sub-advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Fund and each participating account. While in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor or sub-advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

         Berger Associates permits its directors, officers, employees and other access persons (as defined below) of Berger Associates ("covered persons") to purchase and sell securities for their own accounts in accordance with provisions governing personal investing in Berger Associates' Code of Ethics. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger Associates' other advisory clients. Directors and officers of Berger Associates (including those who also serve as directors or trustees of the Funds), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

         In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' Code. Those covered persons also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by Berger Associates and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of directors.

         PWM has adopted a Code of Ethics which is substantially similar to the Code adopted by Berger Associates. BBOI Worldwide has also adopted a Code of Ethics substantially similar to the Code adopted by Berger Associates covering all board members, officers, employees and other access persons (as defined below) of BBOI Worldwide who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by BBOI Worldwide's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates or BIAM, which are both investment advisors affiliated with BBOI Worldwide.

         BIAM has adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.


5.       EXPENSES OF THE FUNDS

ALL FUNDS EXCEPT THE BERGER/BIAM INTERNATIONAL FUND

         In addition to paying an investment advisory fee to its advisor, each Fund (other than the Berger/BIAM International Fund) pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of directors or trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

         Under a separate Administrative Services Agreement with respect to each of such Funds, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. Each Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the directors or trustees without shareholder approval.

         The following tables show the advisory fees and administrative services fees paid by each of such Funds to Berger Associates for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                              BERGER NEW GENERATION FUND

-------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee          TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
-------------------------------------------------------------------------------------------------------------
1997                      $962,000                   $20,000                   $       0             $982,000
-------------------------------------------------------------------------------------------------------------
1996*                     $398,000                   $ 4,000                   $ (85,000)            $317,000
-------------------------------------------------------------------------------------------------------------

* Covers period from March 29, 1996 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1996.

                                  BERGER SELECT FUND

--------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
--------------------------------------------------------------------------------------------------------------
1997*                     N/A                        N/A                       N/A                       N/A
--------------------------------------------------------------------------------------------------------------

* Fund did not commence operations until December 31, 1997.

                           BERGER SMALL COMPANY GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
-------------------------------------------------------------------------------------------------------------------
1997                      $6,831,000                 $ 78,000                  $    0                    $6,909,000
-------------------------------------------------------------------------------------------------------------------
1996                      $5,902,000                 $  66,000                 $    0                    $5,968,000
-------------------------------------------------------------------------------------------------------------------
1995                      $3,211,000                 $  36,000                 $    0                    $3,247,000
-------------------------------------------------------------------------------------------------------------------

                             BERGER SMALL CAP VALUE FUND

------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
------------------------------------------------------------------------------------------------------------------
1997*                     $ 418,000                  $ 4,000                   $   0                     $ 422,000
------------------------------------------------------------------------------------------------------------------
1996**                    $ 325,000                  $   0                     $   0                     $ 325,000
------------------------------------------------------------------------------------------------------------------
1995**                    $ 275,000                  $   0                     $   0                     $ 275,000
------------------------------------------------------------------------------------------------------------------


* On February 14, 1997, new fee arrangements came into effect for the Fund with shareholder approval, at which time Berger Associates became the Fund's advisor and PWM, the Fund's former investment advisor, became the Fund's sub-advisor.

** Under the Investment Advisory Agreement in effect for the Fund until February 14, 1997, the Fund paid an advisory fee to PWM at an annual rate of 1.00% of the Fund's average daily net assets. The Fund's fiscal year end was changed from December 31 to September 30 during 1997. Accordingly, the amounts shown for 1995 and 1996 were paid by the Fund during the fiscal years ended December 31, 1995, and December 31, 1996, respectively, and the amount shown for 1997 covers the period January 1, 1996, through September 30, 1997.

                              BERGER MID CAP GROWTH FUND


--------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
--------------------------------------------------------------------------------------------------------------
1997*                     N/A                        N/A                       N/A                       N/A
--------------------------------------------------------------------------------------------------------------

* Fund did not commence operations until December 31, 1997.

                                   BERGER 100 FUND

--------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
--------------------------------------------------------------------------------------------------------------------
1997                      $14,424,000                $ 192,000                 $    0                    $14,616,000
--------------------------------------------------------------------------------------------------------------------
1996                      $15,767,000                $ 210,000                 $    0                    $15,977,000
--------------------------------------------------------------------------------------------------------------------
1995                      $15,754,000                $ 213,000                 $    0                    $15,967,000
--------------------------------------------------------------------------------------------------------------------


                            BERGER GROWTH AND INCOME FUND

-------------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
-------------------------------------------------------------------------------------------------------------------
1997                      $2,442,000                 $  32,000                 $    0                    $2,474,000
-------------------------------------------------------------------------------------------------------------------
1996                      $2,496,000                 $  33,000                 $    0                    $2,529,000
-------------------------------------------------------------------------------------------------------------------
1995                      $2,681,000                 $  36,000                 $    0                    $2,717,000
-------------------------------------------------------------------------------------------------------------------

                                 BERGER BALANCED FUND


--------------------------------------------------------------------------------------------------------------
Fiscal Year Ended         Investment                 Administrative            Advisory Fee              TOTAL
September 30,             Advisory Fee               Service Fee               Waiver
--------------------------------------------------------------------------------------------------------------
1997*                     N/A                        N/A                       N/A                       N/A
--------------------------------------------------------------------------------------------------------------

* Fund did not commence operations until September 30, 1997.

         Each of the Funds has appointed Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Funds' custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Funds. Approximately 41% of the outstanding shares of DST are owned by KCSI. The addresses and telephone numbers for DST set forth in the Prospectus and this Statement of Additional Information should be used for correspondence with the transfer agent.

         As recordkeeping and pricing agent, IFTC calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

         IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

         As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Funds' shareholders; calculates the amount of, and delivers to the Funds' shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Funds at an annual rate of $15.65 per open Fund shareholder account, subject to scheduled increases, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

         All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds.
Earnings credits received by each Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

BERGER/BIAM INTERNATIONAL FUND

         The Berger/BIAM International Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Berger/BIAM International Portfolio, since all of the investable assets of the Fund are invested in the Portfolio.

         Expenses of the Portfolio include, among others, its pro rata share of the expenses of Berger/BIAM Worldwide Portfolios Trust, of which the Portfolio is a series, such as: expenses of registering the Trust with securities authorities; the compensation of its independent trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of the Trust; legal fees; and insurance premiums of the Trust. Expenses of the Portfolio also include, among others, the fees payable to the advisor under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

         Expenses of the Berger/BIAM International Fund include, among others, its pro rata share of the expenses of the Berger/BIAM Worldwide Funds Trust, of which the Fund is a series, such as: expenses of registering the Trust with securities authorities; expenses of meetings of the shareholders of the Trust; and legal fees. Expenses of the Fund also include, among others, registration and filing fees incurred in registering shares of the Fund with securities authorities; 12b-1 fees; taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

         SERVICE ARRANGEMENTS FOR THE FUND. Under an Administrative Services Agreement with the Berger/BIAM International Fund, BBOI Worldwide serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Fund. BBOI Worldwide is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays BBOI Worldwide a fee at an annual rate equal to the lesser of (i) 0.45% of its average daily net assets, or (ii) BBOI Worldwide's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by BBOI Worldwide), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Fund regularly review amounts paid to and expenditures incurred by BBOI Worldwide pursuant to the Administrative Services Agreement. In addition, in the event that BBOI Worldwide's duties under the Administrative Services Agreement are delegated to another party, BBOI Worldwide may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

         Under a Sub-Administration Agreement between BBOI Worldwide and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at BBOI Worldwide's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by BBOI Worldwide of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from BBOI Worldwide, which will not affect the fee paid by the Fund to BBOI Worldwide under the Administrative Services Agreement.

         IFTC has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by BBOI Worldwide. Approximately 41% of the outstanding shares of DST are owned by KCSI, which also owns approximately 87% of the outstanding shares of Berger Associates.

         SERVICE ARRANGEMENTS FOR THE PORTFOLIO. Under the Investment Advisory Agreement between BBOI Worldwide and the Berger/BIAM International Portfolio, in addition to providing investment advisory services, BBOI Worldwide is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. BBOI Worldwide is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services.

         The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

         For the period October 11, 1996 (commencement of operations) through the end of the Portfolio's first fiscal year on September 30, 1997, the Portfolio paid BBOI Worldwide $560,000 for its services under the Investment Advisory Agreement, which was reduced by a $61,000 advisory fee waiver. The investment advisory fee paid by the Portfolio is borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. In addition, during the same period, the Fund paid BBOI Worldwide $63,000 for its services under the Administrative Services Agreement.

         As noted above with respect to the other Berger Funds, all of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio can be found on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

12b-1 PLANS

         Each of the Funds has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates may include, but are not limited to, payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor; payments made to and expenses of other persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information; compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a
Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of Fund shares; costs involved in preparing, printing and distributing sales literature for Fund shares; costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of a Fund relating to Fund shares that Berger Associates deems advisable; and such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.
Such 12b-1 fee payments are to be made by each Fund to Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by the Fund.

         From time to time a Fund may engage in activities which jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by Berger Associates, which costs are not readily identifiable as related to any one fund. In such cases, Berger Associates allocates the cost of the activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.

         The current 12b-1 Plans will continue in effect until the end of April 1998, and from year to year thereafter if approved at least annually by each Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without shareholder approval.

         Following are the payments made to Berger Associates pursuant to the Plans for the fiscal year ended September 30, 1997:

         FUND                                12B-1 PAYMENTS
         --------------------------------------------------
         Berger New Generation Fund              $  267,000
         --------------------------------------------------
         Berger Select Fund(1)                       N/A
         --------------------------------------------------
         Berger Small Company Growth Fund(2)     $1,899,000
         --------------------------------------------------
         Berger Small Cap Value Fund(3)          $   36,000
         --------------------------------------------------
         Berger Mid Cap Growth Fund(1)               N/A
         --------------------------------------------------
         Berger 100 Fund                         $4,808,000
         --------------------------------------------------
         Berger/BIAM International Fund          $   35,000
         --------------------------------------------------
         Berger Growth and Income Fund           $  814,000
         --------------------------------------------------
         Berger Balanced Fund(1)                     N/A
         --------------------------------------------------

(1) The Berger Balanced Fund did not commence operations until September 30, 1997. The Berger Select Fund and the Berger Mid Cap Growth Fund did not commence operations until December 31, 1997.

(2)     See text following table.

(3) The Berger Small Cap Value Fund has adopted a 12b-1 Plan only with respect to the Investor Shares, the class of shares of the Fund covered by this SAI.

         Effective November 17, 1997, and for so long as the Berger Small Company Growth Fund remains closed to new investors, Berger Associates has voluntarily agreed to waive the 12b-1 fee paid by that Fund to the extent the fee is not utilized by Berger Associates to provide, or to compensate other companies for providing, shareholder services to Fund shareholders in connection with the distribution of Fund shares.

OTHER EXPENSE INFORMATION

         The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

         The Funds and/or their advisors have entered into arrangements with certain brokerage firms and other companies(such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. A Fund's advisor or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

DISTRIBUTOR

         The distributor (principal underwriter) of each Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Funds' shares.

6.       BROKERAGE POLICY

         Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, the advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the directors or trustees of each Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:

                                BROKERAGE COMMISSIONS


                            Fiscal Year       Fiscal Year        Fiscal Year
                               Ended             Ended              Ended
                           September 30,     September 30,      September 30,
                               1997              1996               1995
-----------------------------------------------------------------------------
BERGER NEW GENERATION       $  165,000        $  939,000(1)          N/A
FUND
-----------------------------------------------------------------------------
BERGER SELECT FUND(2)           N/A               N/A                N/A
-----------------------------------------------------------------------------
BERGER SMALL COMPANY        $1,044,000        $  604,000         $  487,000
GROWTH FUND
-----------------------------------------------------------------------------
BERGER SMALL CAP            $  306,000        $  307,000         $  342,000
VALUE FUND (3)
-----------------------------------------------------------------------------
BERGER MID CAP GROWTH           N/A               N/A                N/A
FUND(2)
-----------------------------------------------------------------------------
BERGER 100 FUND             $6,671,000        $4,691,000         $4,589,000
-----------------------------------------------------------------------------
BERGER/BIAM                 $  234,000            N/A                N/A
INTERNATIONAL FUND
-----------------------------------------------------------------------------
BERGER GROWTH AND           $1,124,000        $  769,000         $  754,000
INCOME FUND
-----------------------------------------------------------------------------
BERGER BALANCED                 N/A               N/A                N/A
FUND(2)
-----------------------------------------------------------------------------

(1) Covers period from March 29, 1996 (commencement of operations) through the end of the Fund's first fiscal year on September 30, 1996. The Fund paid more brokerage commissions than anticipated during this period as a result of portfolio transactions undertaken in response to volatile markets and the short tax year for its initial period of operations.

(2) The Berger Balanced Fund did not commence operations until September 30, 1997. The Berger Select Fund and the Berger Mid Cap Growth Fund did not commence operations until December 31, 1997.

(3) The Fund's fiscal year end was changed from December 31 to September 30 during 1997. Accordingly, the brokerage commissions shown for 1995 and 1996 were paid by the Fund during the fiscal years ended December 31, 1995, and December 31, 1996, and the brokerage commissions shown for 1997 cover the period January 1, 1997, through September 30, 1997.

(4) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. Covers period November 7, 1996 (commencement of operations) through the end of the Portfolio's first fiscal year on September 30, 1997.

         The Investment Advisory Agreement each Fund has with its advisor authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, each Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor.

         In accordance with this provision of the Agreement, portfolio brokerage business of each Fund may be placed with brokers who provide useful research services to the advisor or, where applicable, the sub-advisor. Such research services include computerized stock quotation and trading services, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research and account performance data. During the fiscal year ended September 30, 1997, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who agreed to provide to the Fund selected research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund: Berger New Generation Fund: $14,810; Berger Small Company Growth Fund: $24,864; Berger Small Cap Value Fund: $6,312; Berger 100 Fund: $750,126; Berger/BIAM International Fund: $0; and Berger Growth and Income Fund: $222,188. Those services included a service used by the independent directors or trustees of the Funds in reviewing the Investment Advisory Agreements.

         The research services received from brokers are often helpful to the advisor or sub-advisor in performing its investment advisory responsibilities to the Funds, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the advisor's or sub-advisor's advisory personnel to analyze and evaluate the securities in which the Funds invest. The research services obtained as a result of the Funds' brokerage business also will be useful to the advisor or sub-advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the advisor or sub-advisor in rendering investment advice to the Funds. Although such research services may be deemed to be of value to the advisor or sub-advisor, they are not expected to decrease the expenses that the advisor or sub-advisor would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by the advisor from the Funds be reduced as a result of the availability of such research services from brokers.

         The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

         Included in the brokerage commissions paid by the Funds during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                   DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

                             DSTS             Reduction in     DSTS             Reduction in     DSTS             Reduction in
                             Commissions      Expenses         Commissions      Expenses         Commissions      Expenses
                             Paid             FYE              Paid FYE         FYE              Paid FYE         FYE
                             FYE 9/30/97      9/30/97(1)       9/30/96          9/30/96(1)       9/30/95          9/30/96(1)
------------------------------------------------------------------------------------------------------------------------------
Berger New Generation Fund   $ 0              $  0             $  0             $  0             N/A              N/A
------------------------------------------------------------------------------------------------------------------------------
Berger Select Fund(2)        N/A              N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------
Berger Small Company         $ 42,000(3)      $31,000          $ 13,000         $ 10,000         $  0             $  0
Growth Fund
------------------------------------------------------------------------------------------------------------------------------
Berger Small Cap Value       $ 10,000(4)      $7,000           N/A              N/A              N/A              N/A
Fund
------------------------------------------------------------------------------------------------------------------------------
Berger Mid Cap Growth        N/A              N/A              N/A              N/A              N/A              N/A
Fund(2)
------------------------------------------------------------------------------------------------------------------------------
Berger 100 Fund              $527,000(5)      $396,000         $278,000         $209,000         $13,000          $10,000
------------------------------------------------------------------------------------------------------------------------------
Berger/BIAM International    $  0             $ 0              N/A              N/A              N/A              N/A
Fund
------------------------------------------------------------------------------------------------------------------------------
Berger Growth and Income     $ 35,000(6)      $26,000          $ 15,000         $ 11,000         $  0             $  0
Fund
------------------------------------------------------------------------------------------------------------------------------
Berger Balanced Fund(2)      N/A              N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2) The Berger Balanced Fund did not commence operations until September 30, 1997. The Berger Select Fund and the Berger Mid Cap Growth Fund did not commence operations until December 31, 1997.

(3) Constitutes 4% of the aggregate brokerage commissions paid by the Berger Small Company Growth Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger Small Company Growth Fund.

(4) Constitutes 3% of the aggregate brokerage commissions paid by the Berger Small Cap Value Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger Small Cap Value Fund.

(5) Constitutes 8% of the aggregate brokerage commissions paid by the Berger 100 Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger 100 Fund.

(6) Constitutes 3% of the aggregate brokerage commissions paid by the Berger Growth and Income Fund and less than 1% of the aggregate dollar amount of transactions placed by the Berger Growth and Income Fund.

         Under the Investment Advisory Agreement in effect until February 14, 1997, for the Berger Small Cap Value Fund, the Fund's then advisor was permitted to place the Fund's brokerage with affiliated brokers, subject to adhering to certain procedures adopted by the trustees and subject to obtaining prompt execution of orders at the most favorable net price. Of the brokerage commissions shown on the Brokerage Commissions table above, the following amounts were paid by the Fund to PWM, then the Fund's advisor, now the Fund's sub-advisor, which is also a registered broker-dealer.

                             BERGER SMALL CAP VALUE FUND
                          BROKERAGE COMMISSIONS PAID TO PWM

----------------------------------------------------------------------------
Fiscal Year Ended            Fiscal Year Ended         Fiscal Year Ended
December 31, 1995            December 31, 1996         September 30, 1997(1)
----------------------------------------------------------------------------
     $  342,000                 $  307,000                  $  138,000
----------------------------------------------------------------------------

(1) The Fund's fiscal year end was changed during 1997. Covers the period January 1, 1997, through February 14, 1997.

         On February 14, 1997, new arrangements for the Berger Small Cap Value Fund came into effect with shareholder approval and since that time, the trustees have not authorized the Fund's brokerage to be placed with any broker or dealer affiliated with the advisor or sub-advisor, except through DSTS under the circumstances described above.

         In selecting broker and dealers and in negotiating commissions, the Funds' advisors and sub-advisors consider a number of factors, including among others: the advisor's or sub-advisor's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. The directors or trustees of the Funds have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay may also be considered. In placing portfolio business with any such broker or dealer, the advisors and sub-advisors of the Funds will seek the best execution of each transaction.

         During the fiscal year ended September 30, 1997, the Berger New Generation Fund acquired securities of Hambrecht & Quist Group, one of the Fund's regular broker-dealers. However, as of September 30, 1997, the Fund did not own any of those securities.


7.       HOW TO PURCHASE SHARES IN THE FUNDS

         Minimum Initial Investment                              $2,000.00
         Minimum Subsequent Investment                            $  50.00

         To purchase shares in any of the Funds, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Funds in care of DST Systems, Inc., the Funds' sub-transfer agent, as follows:

         Berger Funds
         c/o DST Systems, Inc.
         P.O. Box 419958
         Kansas City, MO  64141

         If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Funds at 1-800-551-5849 or via on-line access, and remitting payment to DST Systems, Inc. Payment for shares ordered on-line must be made by electronic funds transfer. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment for telephone purchases by wire or by overnight delivery.

         In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from a Fund as described above.

         Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and on-line are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time, although shareholders of the Funds will be given notice of any termination or
material modification.   Berger Associates may, at its own risk, waive certain
of those procedures and related requirements.

         CLOSING OF BERGER SMALL COMPANY GROWTH FUND TO NEW INVESTORS. The Berger Small Company Growth Fund was closed to new investors effective November 17, 1997. Due to the Fund's current size relative to the range of suitable investments available to the Fund, the Trustees determined that it is in the best interests of the Fund and its shareholders to restrict the Fund's growth at this time. Currently, you may purchase shares in the Fund if:

- You are an existing shareholder in the Fund as of the closing date and you:
         - Add to your account through the purchase of additional Fund shares.
         - Add to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund.
- You purchase shares as a participant in a 401(k) or other employee benefit plan that the Fund has approved to include shares of the Fund as an investment alternative.
- You purchase shares as an employee of an eligible employer that established an omnibus 403(b) account with the Fund on or before November 17, 1997.

         If you redeem or exchange all your remaining Fund shares, you will not be permitted to buy back into the Fund so long as the Fund remains closed to new investors. If your Fund account drops below the applicable minimum balance, all your remaining shares will be subject to involuntary redemption by the Fund as described in the Prospectus.

         The Fund may resume sales to new investors at some future date if the Trustees of the Fund determine that it is in the best interests of the Fund and its shareholders. All of the other Berger Funds continue to be available to new investors.

8.       HOW THE NET ASSET VALUE IS DETERMINED

         The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and

Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

         Net asset value for the Berger Small Cap Value Fund is calculated by class, and since the Investor Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

         Since the Berger/BIAM International Fund invests all of its investable assets in the Berger/BIAM International Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. The value of securities held in the Portfolio are determined as described below for the Funds.

         In determining net asset value for each of the Funds, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the directors or trustees.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the directors or trustees.

         A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.       INCOME DIVIDENDS, CAPITAL GAINS
         DISTRIBUTIONS AND TAX TREATMENT

         This discussion summarizes certain U.S. federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

         TAX STATUS OF THE FUNDS. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each of the Funds intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

         TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Funds will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

         In general, net capital gains from assets held by a Fund for more than 18 months will be subject to a maximum tax rate of 20%; net capital gains from assets held for more than one year but no more than 18 months will be subject to a maximum tax rate of 28%; and net capital gains from assets held for one year
or less will be taxed as ordinary income.   Distributions will be subject to
these capital gains rates, regardless of how long a shareholder has held Fund shares.

         If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

         TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the disposition of their Fund shares. In general, such dispositions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

         INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Funds, unless a Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

         If a Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause a Fund to incur IRS interest charges. The Funds may make appropriate tax elections to mitigate the tax effects of owning PFIC stock, including elections to "mark-to-market" PFIC shares each year. The mark-to-market regime may increase or decrease a Fund's distributable income.

         INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Funds' investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

         BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, a Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

         FOREIGN SHAREHOLDERS. Foreign shareholders of a Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by a Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

         TAX STATUS OF THE BERGER/BIAM INTERNATIONAL PORTFOLIO.  The
Berger/BIAM International Portfolio, in which the Berger/BIAM International Fund invests all its investable assets, has in previous years been classified as a partnership for U.S. federal income tax purposes, and it intends to retain that classification. The Berger/BIAM International Fund is treated for various federal tax purposes as owning a proportionate share of the Portfolio's assets and will be taxable on its proportionate share of the Portfolio's income, gain and loss.

10.      SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of a Fund.

         Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.      TAX-SHELTERED RETIREMENT PLANS

         The Funds offer several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Funds, please call 1-800-333-1001 or write to the Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

         Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Funds. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

         If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

         If you wish to purchase shares of any Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Funds. IFTC serves as trustee of the Plan, for which it charges an annual trustee's fee for each Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

         Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended. You should also consult with your tax advisor regarding state tax law implications of participation in the Plans.

         In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Funds at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

         If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you are married and you file a joint return, you and your spouse together may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account) if your joint income is $4,000 or more, even if one spouse has no earned income. If neither you nor your spouse are active participants in an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for

Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

         If you wish to create an IRA to invest in shares of any Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the IRA is invested.

         Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended.

         In order to receive the necessary materials to create an IRA account, please write to the Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

ROTH IRA

         If you are an individual with compensation or earned income, you may contribute up to the lesser of $2,000 or 100% of your compensation to a Roth IRA, as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). A Roth IRA is similar in many respects to a traditional IRA, as described above. However, the maximum amount you may contribute to a Roth IRA is phased out between that income level and a maximum income amount ($110,000 and $160,000, respectively), and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Also, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death.

         Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first time home purchase, or upon death or disability.

         An individual with an income of less than $100,000 who is not married filing separately can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount of the traditional IRA account balance. Individuals who complete the rollover in 1998 will be permitted to spread the tax liability over a four-year period. After 1996, all taxes on such a rollover will be due in the year in which the rollover is made.

403(b) CUSTODIAL ACCOUNTS

         If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

         If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula, and other
Internal Revenue Code limits apply. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to Federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

         Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended. You should also consult with your tax advisor about state taxation of your account.

         Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.

         In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

12.      EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

         A shareholder who owns shares of any of the Funds worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.

         To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

         Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

         The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

         Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

         Any shareholder may exchange any or all of the shareholder's shares in any of the Funds for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Berger Cash Account Trust ("Berger

CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or Berger CAT Portfolio. The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of any such Berger CAT Portfolio by any of the Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

         Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., via on-line access, or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege is revocable by any of the Funds, and is not available in any state in which the shares of the Fund or Berger CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.      PERFORMANCE INFORMATION

         From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index or the Lehman Brothers Intermediate Term Government/Corporate Bond Index, or more narrowly-based or blended indices which reflect the market sectors in which that Fund invests.

         The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         All performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates
                                                                     n
of return are calculated pursuant to the following formula: P(1 + T) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

PREDECESSOR PERFORMANCE QUOTATIONS

         BERGER/BIAM INTERNATIONAL FUND. The Berger/BIAM International Portfolio (in which all the investable assets of the Berger/BIAM International Fund are invested) commenced operations upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM had provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Berger/BIAM International Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to a separate "feeder" fund investing in the Portfolio which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.

         The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at that time to reflect any increase in fees and expenses applicable in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio.
Those fees and expenses included 12b-1 fees.

         Performance data quoted for the Berger/BIAM International Fund for periods prior to October 1996 include the performance of the Pool and include periods before the Fund's and the Portfolio's registration statements became effective. As noted above, the Pool was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed on the Fund and the Portfolio by the 1940 Act. If the Pool had been registered under the 1940 Act, the Pool's performance might have been adversely affected.

         BERGER SMALL CAP VALUE FUND. Shares of the Berger Small Cap Value Fund had no class designations until February 14, 1997, when all of the then-existing shares were designated as Institutional Shares and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information. Performance data for the Investor Shares include periods prior to the adoption of class designations on February 14, 1997, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares. Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total return for each of the Funds for various periods ending September 30, 1997, are shown on the following table:

----------------------------------------------------------------------------------------------------------------
FUND                               1-YEAR       3-YEAR          5-YEAR        10-YEAR       LIFE OF FUND
----------------------------------------------------------------------------------------------------------------
Berger New Generation Fund         31.5%        N/A             N/A           N/A           33.9%
                                                                                            (since 3/29/96)
----------------------------------------------------------------------------------------------------------------
Berger Select Fund                 N/A          N/A             N/A           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------
Berger Small Company Growth        17.7%        26.8%           N/A           N/A            23.9%
Fund                                                                                         (since 12/30/93)
----------------------------------------------------------------------------------------------------------------
Berger Small Cap Value Fund -      48.3%        26.2%           25.1%         N/A            16.7%
Investor Shares(2)                                                                           (since 10/21/87)(3)
----------------------------------------------------------------------------------------------------------------
Berger Mid Cap Growth Fund         N/A          N/A             N/A           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------
Berger 100 Fund                    26.5%        17.9%           17.4%         17.7%          15.5%(4)
----------------------------------------------------------------------------------------------------------------
Berger/BIAM International          15.7%        13.7%           13.4%         N/A            13.4%
Fund(5)                                                                                      (since 7/31/89)
----------------------------------------------------------------------------------------------------------------
Berger Growth and Income Fund      34.6%        19.3%           17.2%         12.7%          14.4%(4)
----------------------------------------------------------------------------------------------------------------
Berger Balanced Fund               N/A          N/A             N/A           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------


(1) The Berger Balanced Fund did not commence operations until September 30, 1997. The Berger Select Fund and the Berger Mid Cap Growth Fund did not commence operations until December 31, 1997.

(2) Performance data for the Investor Shares include periods prior to the Fund's adoption of class designations on February 14, 1997, and therefore do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares, which came into effect on that date.

(3) Covers the period from October 21, 1987 (date of the Fund's first public offering) through September 30, 1997.

(4) Life of Fund covers the period from September 30, 1974 (immediately prior to Berger Associates assuming the duties as the investment advisor for those Funds) through September 30, 1997. Since the 12b-1 fees for the Berger 100 Fund and the Berger Growth and Income Fund did not take effect until June 19, 1990, the performance figures on the table do not reflect the deduction of the 12b-1 fees for the full length of the ten-year and longer periods.

(5) Data for the Berger/BIAM International Fund covering periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time to reflect any increase in fees and expenses applicable in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio.

14.      ADDITIONAL INFORMATION

FUND ORGANIZATION

         BERGER 100 FUND AND BERGER GROWTH AND INCOME FUND.  The Berger 100
Fund and Berger Growth and Income Fund are separate corporations which were incorporated under the laws of the State of Maryland on March 10, 1966, as "The One Hundred Fund, Inc." and "The One Hundred and One Fund, Inc.", respectively. The names "Berger One Hundred Fund-Registered Trademark-", "Berger
100 Fund-Registered Trademark-", "Berger One Hundred and One Fund-Registered Trademark-" and "Berger 101 Fund-Registered Trademark-" were adopted by the respective Funds as service marks and trade names in November 1989. In 1990, the shareholders of the Berger Growth and Income Fund approved changing its formal corporate name to "Berger One Hundred and One Fund, Inc." and the Fund began doing business under the trade name "Berger Growth and Income Fund, Inc." in January 1996.

         Each of the Berger 100 Fund and the Berger Growth and Income Fund has only one class of securities, its Capital Stock, with a par value of one cent per share, of which 200,000,000 shares are authorized for issue by the Berger 100 Fund and 100,000,000 shares are authorized for issue by the Berger Growth and Income Fund. Shares of the Funds are fully paid and nonassessable when issued. All shares issued by a Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         BERGER SMALL COMPANY GROWTH FUND, BERGER NEW GENERATION FUND, BERGER BALANCED FUND, BERGER SELECT FUND AND BERGER MID CAP GROWTH FUND. The
Berger Small Company Growth Fund is a separate series established on August 23, 1993, under the Berger Investment Portfolio Trust, a Delaware business trust established under the Delaware Business Trust Act. The name "Berger Small Company Growth Fund-Registered Trademark-" was registered as a service mark in September 1995. The Berger New Generation Fund was the second series created under the Berger Investment Portfolio Trust, established on December 21, 1995. The Berger Balanced Fund was the third series created under the Berger Investment Portfolio Trust, established on August 22, 1997. The Berger Select Fund and the Berger Mid Cap Growth Fund were the fourth and fifth series created under the Trust, established on November 13, 1997. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         BERGER/BIAM INTERNATIONAL FUND. The Berger/BIAM Worldwide Funds Trust is a Delaware business trust organized on May 31, 1996. The Berger/BIAM International Fund was established on May 31, 1996, as a series of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         Berger/BIAM Worldwide Portfolios Trust is also a Delaware business trust organized on May 31, 1996. The Berger/BIAM International Portfolio (in which all the investable assets of the Berger/BIAM International Fund are invested) was established on May 31, 1996, as a series of that Trust. Like the Berger/BIAM International Fund, the Portfolio is a diversified, open-end management investment company. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See "Performance Information -- Predecessor Performance Data -- Berger/BIAM International Fund" above for additional information on the asset transfer. The Berger/BIAM Worldwide Portfolios Trust is authorized to sell unlimited interests in series or portfolios. Interests may be divided into classes. Currently, the series comprising the Portfolio is the only series established under that Trust, although others may be added in the future.

         Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

         BERGER SMALL CAP VALUE FUND. The Berger Small Cap Value Fund was originally organized in November 1984 as a Delaware corporation. In May 1990, the Fund was reorganized from a Delaware corporation into a Massachusetts business trust known as The Omni Investment Fund. Pursuant to the Fund's reorganization, the Fund as a series of the Trust assumed all of the assets and liabilities of the Fund as a Delaware corporation, and Fund shareholders received shares of the Massachusetts business trust equal both in number and net asset value to their shares of the Delaware corporation. All references in this Statement of Additional Information to the Fund and all financial and other information about the Fund prior to such reorganization are to the Fund as a Delaware corporation. All references after such reorganization are to the Fund as a series of the Trust. On February 14, 1997, the name of the Trust was changed to Berger Omni Investment Trust and the name of the Fund was changed to the Berger Small Cap Value Fund.

         The Trust is authorized to issue an indefinite number of shares of beneficial interest having a par value of $0.01 per share, which may be issued in any number of series. Currently, the Fund is the only series established under the Trust, although others may be added in the future. The shares of each series of the Trust are permitted to be divided into classes. Currently, the Fund issues two classes of shares, although others may be added in the future.

         Under the Fund's Declaration of Trust, each trustee will continue in office until the termination of the Trust or his or her earlier death, resignation, incapacity, retirement or removal. Vacancies will be filled by a majority vote of the remaining trustees, subject to the provisions of the Investment Company Act of 1940. Shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Trust, to amend the Declaration of Trust, and on any other matters on which a shareholder vote is required by the Investment Company Act of 1940, the Declaration of Trust, the Trust's bylaws or the trustees.

         DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Funds organized as series of Delaware Business Trusts will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instruments of those Trusts provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trusts or any particular series (fund) of the Trusts. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trusts are not entitled to the limitations of liability set forth in Delaware law or the Trust Instruments and, accordingly, that they may be personally liable for the obligations of the Trusts.

         In order to protect shareholders from such potential liability, the Trust Instruments require that every written obligation of the Trusts or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trusts or such series. The Trust Instruments also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trusts shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

         As a result, the risk of a shareholder of the Funds in those Trusts incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trusts believe that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trusts and the Funds so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trusts or the Funds.

         MASSACHUSETTS BUSINESS TRUST INFORMATION. Under Massachusetts law, shareholders of the Berger Small Cap Value Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust of the Berger Omni Investment Trust, of which the Fund is a series, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

         CORPORATE GOVERNANCE INFORMATION PERTAINING TO ALL FUNDS. None of the Funds is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the directors or trustees. If shareholders owning at least 10% of the outstanding shares of the Berger 100 Fund, the Berger Growth and Income Fund or any of the Trusts so request, a special shareholders' meeting of that Fund or Trust will be held for the purpose of considering the removal of a director or trustee, as the case may be. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of any of those Funds or Trusts so request. Subject to certain limitations, the Funds/Trusts will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a director or trustee.

         Shareholders of the Funds and, where applicable, the other series of the same business trust, generally vote separately on matters relating to those respective series, although they vote together and with the holders of any other series of the same business trust in the election of trustees of the trust and on all matters relating to the trust as a whole. Each full share of each Fund has one vote.

         Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors or trustees can elect 100% of the directors or trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of directors or trustees will not be able to elect any person or persons as directors or trustees.

         Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Berger Small Cap Value Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds is bound to recognize any transfer until it is recorded on its books.

MORE INFORMATION ON SPECIAL FUND STRUCTURES

         MULTI-CLASS. All of the Funds are permitted to divide their shares into classes. However, currently, only the Berger Small Cap Value Fund has divided its shares into classes and has two classes of shares outstanding, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate Prospectus and SAI. The Berger Small Cap Value Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for
the class, as it may be amended from time to time.   Institutional Shares are
designed for institutional, individual and other investors willing to maintain a higher minimum account balance, currently set at $100,000. Information concerning Institutional Shares is available from the Fund at 1-800-706-0539.

          Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

         MASTER/FEEDER. Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Berger/BIAM International Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Berger/BIAM International Portfolio (referred to as a master fund). This two-tier structure is commonly known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio. The master/feeder fund structure is still relatively new and lacks a substantial history.

         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-706-0539. Shareholders willing to maintain an account balance of not less than$1,000,000 may want to consider the International Equity Fund (designed for eligible trusts or bank trust departments) or the Berger/BIAM International CORE Fund, which are both other feeder funds that, like the Fund, invest all of their investable assets in the Portfolio.

         The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

         Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

         The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

         The trustees of the Berger/BIAM Worldwide Funds Trust and the Berger/BIAM Worldwide Portfolios Trust are the same individuals. A majority of the trustees of each of those Trusts who are not "interested persons" (as defined in the Investment Company Act of 1940) of either Trust have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both Trusts, up to and including creating a new board of trustees for one or the other of the Trusts.

PRINCIPAL SHAREHOLDERS

         Insofar as the management of the Funds is aware, as of December 17, 1997, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:

-------------------------------------------------------------------------------------------
OWNER                                   FUND                                     PERCENTAGE
-------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.               Berger New Generation Fund               17.30%
("Schwab")                              Berger Small Company Growth Fund         24.57%
101 Montgomery Street                   Berger Small Cap Value Fund (Investor    25.87%
San Francisco, CA 94104                 Shares)
                                        Berger 100 Fund                           24.80%
                                        Berger/BIAM International Fund            23.96%
                                        Berger Growth and Income Fund             27.82%
                                        Berger Balanced Fund                       9.52%
-------------------------------------------------------------------------------------------
National Financial                      Berger New Generation Fund                 8.48%
Services Corporation ("Fidelity")       Berger Small Company Growth Fund           7.68%
82 Devonshire Street,R20A               Berger Small Cap Value Fund (Investor     22.37%
Boston, MA 02109                        Shares)
-------------------------------------------------------------------------------------------

         In addition, Schwab owns of record 24.09%, and Fidelity owns of record 7.68%, of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Mid Cap Growth Fund and the Berger Balanced Fund are outstanding series. Schwab also owns of record 13.94%, and Fidelity owns of record 12.05%, of all the outstanding shares of the Berger Omni Investment Trust, of which the

Berger Small Cap Value Fund - Investor Share class is one of two outstanding classes in the only outstanding series. Schwab also owns of record 20.41% of all the outstanding shares of the Berger/BIAM Worldwide Funds Trust, of which the Berger/BIAM International Fund is one of three outstanding series.

         According to information provided by Schwab and Fidelity, Schwab and Fidelity hold such shares as nominee for the beneficial owners of such shares (none of whom own more than 5% of any of the Fund's outstanding shares), and with respect to such shares, Schwab and Fidelity have no investment discretion and, as nominee holders, only limited discretionary voting power.

DISTRIBUTION

         Berger Distributors, Inc., as the Funds' Distributor, is the principal underwriter of all the Funds' shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of a Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer.

         Each of the Funds and the Distributor are parties to a Distribution Agreement that continues through April 1998 or 1999, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Funds and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger Associates for its costs in distributing Fund shares.

OTHER INFORMATION

         Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Funds.

         Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, acted as independent accountants for each Fund then in existence for the fiscal year ended September 30, 1997.

         The Funds have each filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statements and the exhibits filed as a part thereof.

FINANCIAL INFORMATION

         The statements of assets and liabilities, including the schedules of investments at September 30, 1997, and the related statements of operations for the fiscal year/period ended September 30, 1997, and of changes in net assets and the financial highlights for the Funds for each of the periods indicated, and in each case the Report of Independent Accountants thereon dated November 11, 1997, are incorporated by reference into this Statement of Additional Information from the Annual Report to Shareholders dated September 30, 1997, for each of the Funds. A copy of the 1997 Annual Report for each of the Funds is enclosed with this Statement of Additional Information.

         The reports of the Funds' prior independent accountants, to the extent they cover the financial highlights for any of the Funds for either of the years ended September 30, 1994 or 1993, or for the Berger Small Cap Value Fund, the statement of changes in net assets for the year ended December 31, 1996, are incorporated by reference into this Statement of Additional Information from the Annual Report to Shareholders for each of those Funds covering those periods. A copy of those Annual Reports may be obtained upon request without charge by calling the Funds at 1-800-333-1001.

                                      APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

    Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

    Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

    Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

    Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

    Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

    Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

    The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

    AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

    B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

    AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

    C1-The rating C1 is reserved for income bonds on which no interest is being paid.

    D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

    PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   BERGER 100 FUND


PART C.  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS:

         (a) FINANCIAL STATEMENTS. Condensed financial information is included in the Prospectus. The following financial statements are incorporated by reference from the Fund's Annual Report dated September 30, 1997, into the Statement of Additional Information:


         Report of the Independent Accountants, dated November 11, 1997; Schedule of Investments as of September 30, 1997; Statement of Assets and Liabilities as of September 30, 1997; Statement of Operations for the Year Ended September 30, 1997; Statement of Changes in Net Assets for the Years Ended September 30, 1997 and 1996; Notes to Financial Statements, September 30, 1997; and Financial Highlights for the periods indicated.


         (b)  EXHIBITS.

    The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 26. NUMBER OF HOLDERS OF SECURITIES


         The number of record holders of Capital Stock of the Registrant (the only class of securities outstanding) as of December 18, 1997, was as follows:

              (1)                                        (2)

                                                      Number of
         Title of Class                            Record Holders
         --------------                            --------------

         Capital Stock                                 157,809


Item 27. INDEMNIFICATION

    Article XXVII, Section 7 of the Fund's Bylaws provides for indemnification of certain persons acting on behalf of the Fund to the full extent permitted by the Maryland General

Corporation Law and the Investment Company Act of 1940. In general, directors, officers and employees will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Fund or, in the case of criminal proceedings, unless they had reasonable cause to believe that their conduct was unlawful. The Fund also may advance money for these expenses, provided that the director, officer or employee undertakes to repay the Fund if his conduct is later determined to preclude indemnification. The Fund has the power to purchase insurance on behalf of its directors, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Bylaws or applicable law, and the Fund has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    The business of Berger Associates, Inc., the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Berger Fund Family -- Fund Organization and Expenses" and in the Statement of Additional Information in Section 4 which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated September 29,
1997), which information from such schedules is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS

    (a) Investment companies (other than the Fund) for which the Registrant's principal underwriter also acts as principal underwriter:

Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund

--Berger Mid Cap Growth Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund

    (b) For Berger Distributors, Inc.:


------------------------------------------------------------------------------
------------------------------------------------------------------------------
       Name             Positions and          Positions and
                         Offices with          Offices with
                         Underwriter            Registrant
------------------------------------------------------------------------------
 Craig D. Cloyed    President and          None
                    Director

------------------------------------------------------------------------------
 David G. Mertens   Vice President and     None
                    Director
------------------------------------------------------------------------------
 David J. Schultz   Chief  Financial       Assistant Treasurer
                    Officer
------------------------------------------------------------------------------
 Brian S. Ferrie    Chief Compliance       None
                    Officer
------------------------------------------------------------------------------
 Kevin R. Fay       Director               Vice President,
                                           Secretary and
                                           Treasurer
------------------------------------------------------------------------------
------------------------------------------------------------------------------


    The principal business address of Mr. Mertens is 1850 Parkway Place, Suite 420, Marietta, GA 30067. The principal business address of each of the other persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

    (c) Not applicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

         (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"),
              127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

Item 31. MANAGEMENT SERVICES

         The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreement entered into between the Registrant and Berger Associates, Inc., investment adviser to the Registrant.

Item 32. UNDERTAKINGS

         A. The Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any director of the Registrant and facilitating shareholder communications related to such meetings:

         1. The Board of Directors will promptly call a meeting of shareholders for the purpose of voting upon the removal of any director of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

         2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the Board of Directors in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the Board a form of communication and request which they wish to transmit, the Board of Directors within 5 business days after receipt of such application either will (a) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (b) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

         3. If the Board of Directors elects to follow the course specified in clause (b), above, the Board of Directors, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the Board of Directors shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         4. If the Commission enters an order either refusing to sustain any of the Board's objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the Board of Directors will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

         B. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 31st day of December, 1997.



                                       THE ONE HUNDRED FUND, INC.
                                       (Registrant)

                                       By   /s/ Gerard M. Lavin
                                         ---------------------------------

                                       Name:  Gerard M. Lavin
                                            ------------------------------

                                       Title:       President
                                             -----------------------------

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                      Title                  Date
       ---------                      -----                  ----


Gerard M. Lavin              President (Principal          December 31, 1997
--------------------------   Executive Officer)
Gerard M. Lavin              and Director

Kevin R. Fay                 Vice President,               December 31, 1997
--------------------------   Secretary and Treasurer
Kevin R. Fay                 (Principal Financial
                             and Accounting Officer)

/s/ Dennis E. Baldwin        Director                      December 31, 1997
--------------------------
Dennis E. Baldwin*


/s/ William M.B. Berger      Director                      December 31, 1997
--------------------------
William M.B. Berger*


/s/ Louis R. Bindner         Director                      December 31, 1997
--------------------------
Louis R. Bindner*

/s/ Katherine A. Cattanach   Director                      December 31, 1997
--------------------------
Katherine A. Cattanach*


/s/ Paul R. Knapp            Director                      December 31, 1997
----------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.      Director                      December 31, 1997

---------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen             Director                      December 31, 1997
--------------------------
Michael Owen*


/s/ William Sinclaire        Director                      December 31, 1997
--------------------------
William Sinclaire*


Gerard M. Lavin
--------------------------
*By Gerard M. Lavin
    Attorney-in-Fact

                                   BERGER 100 FUND
                                    EXHIBIT INDEX



N-1A                         EDGAR
Exhibit                      Exhibit
No.                          No.                 Name of Exhibit

-------------------------    -------------       ------------------

(1)Exhibit    1.1                                Articles of Incorporation
                                                 (3/9/66)
(1)Exhibit    1.2                                Articles of Amendment
                                                 (10/11/66)
(1)Exhibit    1.3                                Articles Supplementary (10/91)
(1)Exhibit    1.4                                Articles Supplementary (7/93)
(1)Exhibit    2                                  Restated Bylaws
   Exhibit    3                                  Not applicable
(1)Exhibit    4                                  Specimen Stock Certificate
(1)Exhibit    5                                  Form of Investment Advisory
                                                 Agreement
*  Exhibit    6              EX-99.B6            Form of Distribution Agreement
                                                 between the Fund and Berger
                                                 Distributors, Inc.
   Exhibit    7                                  Not applicable
(1)Exhibit    8                                  Form of Custody Agreement
*  Exhibit    9.1            EX-99.B9.1          New Account Application
(1)Exhibit    9.2                                Form of Administrative
                                                 Services Agreement
(1)Exhibit    9.3                                Form of Recordkeeping and
                                                 Pricing Agent Agreement
(1)Exhibit    9.4                                Form of Agency Agreement
(1)Exhibit    9.5                                Services Agreement, dated
                                                 June 17, 1992, between Berger
                                                 Associates, Inc., Charles
                                                 Schwab & Co., Inc. and Berger
                                                 One Hundred Fund, Inc., as
                                                 amended and effective as to
                                                 the Fund on February 1, 1993
(1)Exhibit    10                                 Opinion and consent of Davis,
                                                 Graham & Stubbs LLP
*  Exhibit    11        EX-99.B11                Consent of Price
                                                 Waterhouse LLP
   Exhibit    12                                 Not applicable
   Exhibit    13                                 Not applicable

*  Exhibit    14.1      EX-99.B14.1              IRA Application and
                                                 Form 5305-A Individual
                                                 Retirement Custodial Account
                                                 and Related Documents
(1)Exhibit    14.2                               Investment Company Institute
                                                 Prototype Money Purchase
                                                 Pension and Profit Sharing
                                                 Plan Basic Document #01 and
                                                 Related Documents
(1)Exhibit    14.3                               403(b)(7) Custodial Account
                                                 Agreement and Related
                                                 Documents

(1)Exhibit    15                                 Rule 12b-1 Plan, as amended

(1)Exhibit    16                                 Computation of Total Return

 * Exhibit    17        EX-27                    Financial Data Schedule
   Exhibit    18                                 Not Applicable

____________________

*   Filed herewith.

(1) Filed previously and incorporated herein by reference.